OMB APPROVAL
	OMB Number:	3235-0570
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UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .19.3
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-8220

ING Variable Products Trust
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2006 to June 30, 2006

ITEM 1.                             REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

June 30, 2006

Classes I and S

ING Variable Products Trust

Domestic Equity and Income Portfolio

▪  ING VP Real Estate Portfolio

Domestic Equity Growth Portfolios

▪  ING VP LargeCap Growth Portfolio

▪  ING VP MidCap Opportunities Portfolio

▪  ING VP SmallCap Opportunities Portfolio

Domestic Equity Value Portfolios

▪  ING VP Financial Services Portfolio

Fixed-Income Portfolio

▪  ING VP High Yield Bond Portfolio

International Equity Portfolio

▪  ING VP International Value Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-992-0180; (2) on the ING Funds website at www.ingfunds.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 1-800-992-0180.

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PRESIDENT’S LETTER

JAMES M. HENNESSY

Dear Shareholder,

As you may recall, in my last letter I described the enthusiasm that we were experiencing here at ING Funds as we worked to bring more of the world’s investment opportunities to you, the investor.

I am happy to report that enthusiasm is continuing to thrive. Since the beginning of the year, we have launched a series of new international mutual funds, each created to bring more of the world’s opportunities to you.

Meanwhile, we have also heard you loud and clear. Our research tells us that many investors report that they find investing an intimidating and overly-complex endeavor. That is why ING is committed to helping investors across the country cut through the confusion and clutter. “Your future. Made easier.SM” is more than words; they represent our promise to you.

Those two objectives — bringing you more of the world’s opportunities and doing it in a way that is easier for you — are behind the development of the new portfolios.

According to a recent finding, 58 percent of the world market capitalization now lies outside of the United States1 In other words, the majority of investment opportunities are now beyond our borders and we think that the ING VP Index Plus International Portfolio — a broad-based international portfolio — is an easy, single-step method to gain exposure to many of those opportunities.

Meanwhile, the ING VP Global Real Estate Portfolio was developed as an easy way to bring global — international and domestic — real estate opportunities to the variable portfolio investor. Real Estate Investment Trusts (REITs) are becoming more and more popular around the world, and this new portfolio seeks to capitalize on that popularity. But again, we’ve made it easy. With just one investment, investors bring the diversification of global real estate to their investment strategy.

One of our goals at ING Funds is to find tomorrow’s opportunities today, and we believe these two portfolios are just the latest examples of that plan in action.

On behalf of everyone at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.

Sincerely,

James M. Hennessy
President
ING Funds
August 11, 2006

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. Investments in issuers that are principally engaged in real estate, including REITs, may subject the Fund to risks similar to those associated with the direct ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

1  MSCI December, 2005

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2006

Global equities markets as a whole started 2006 with their best first quarter since 1998. Much of the buying interest swelled from the busiest quarter for merger and acquisition activity since 2000. However, by mid way through the second quarter, reality set in as investors were gripped by fears that zealous, inflation fighting central bankers would raise interest rates by more than enough to choke off the global growth enjoyed in recent years. For the first six months of 2006, the Morgan Stanley Capital International (“MSCI”) World® Index(1) in dollars, including net reinvested dividends, gained 6.1%, but more than half of this was due to U.S. dollar weakness. An initially slow retreat gathered pace, spurred by communication from the G7 Finance Ministers and Central Bank of Governors that seemed to sanction a lower dollar. The currency slid 7.4%, 6.8% and 2.8%, respectively, against the euro, pound and yen for the six months ended June 30, 2006.

Alan Greenspan may have retired in January, 2006 after 18 years as Chairman of the Federal Reserve Board (“Fed”), but the issue didn’t change for most investors, not just those in U.S. fixed income securities: when would the Federal Open Market Committee (“FOMC”) stop raising interest rates? By April 2006, Greenspan’s successor, Ben Bernanke seemed to be hinting that after a sixteenth increase on May 10, the FOMC might pause. Stock markets took heart, but with commodities prices making new records, the combination of inflationary pressures and a Fed apparently about to go on hold led commentators to wonder if Mr. Bernanke was just a little bit soft on inflation. In fact, he had never meant to signal a pause. The respected academic who espoused plain-speaking openness to make policy clear had instead succeeded in achieving the opposite. He needed to re-establish his inflation fighting credentials by going on the offensive.

Over the next few weeks, every one of his FOMC colleagues would stress publicly that inflation was the prime concern. By June 13, the yield curve inverted for the second time this year, investors fearing that the FOMC had tough-talked themselves into protracted rate increases, even as the economy was obviously cooling. This was evidenced by a shockingly weak employment report on June 2 and a slumping housing market that had been the source of much of the consumer spending in the last few years. So the seventeenth interest rate increase to 5.25% on June 29 surprised no one, but at least it was couched in balanced language that raised hopes the FOMC might at last be done. Then again, the quarter ended with every yield on the Treasury curve lower than the federal funds rate: the market’s vote that the FOMC had already gone too far. For the half-year, the 10-year U.S. Treasury yield rose by 74 basis points to 5.14%, the three-month U.S. Treasury rate by 88 basis points to 4.86%, while the Lehman Brothers Aggregate Bond Index(2) of investment grade bonds lost 72 basis points for the six months ended June 30, 2006.

U.S. equities in the form of the Standard & Poor’s 500® Composite Stock Price (“S&P 500®”) Index(3), rose 2.7% including dividends, in the first half of 2006 and traded at a price-to-earnings (“P/E”) ratio of 14.8 for the current fiscal year. Stocks had actually become cheaper in the last 12 months as prices had only reflected about half of the increase in corporate profits in that time. Indeed, first quarter profits registered double-digit year-over-year growth for the eleventh straight quarter. Nevertheless, investors seemed only to have eyes for interest rates. After the best first quarter for the market since 1999, investors were encouraged through early
May 2006 as the events described above suggested an imminent end to the tightening cycle. The S&P 500® Index even reached a five-year high at its best level on May 5, 2006. In spite of this, these hopes were soon dashed by the hawkish rhetoric from the FOMC and from there stocks fell nearly 4% to the end of the quarter. Only the less uncompromising language in the FOMC’s June 29, 2006 statement prevented the loss from being 2% worse.

In international markets, the pattern of results resembled that of the U.S.: strong through early May 2006, a sharp drop to mid-June 2006, partially reversed in the last two weeks. Because of significant currency movements, returns are based on MSCI indices in local currencies including net dividends. Japan continued where it left off in 2005 and by May 8, 2006 the market was up 8.9% on bullish news about rising wages, an end to deflation and an evidently sustainable gross domestic product (“GDP”) growth path. Unfortunately, over the next month stocks plunged 15.3% as U.S. interest rate fears combined with signals from the Bank of Japan that local interest rates were about to rise for the first time in six years. The market closed the six months ended June 30, 2006 down 1.3% based on the MSCI Japan® Index(4) after a late rebound.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2006

European ex UK markets were initially supported by widespread merger and acquisition activity amid clear signs of improving growth, business confidence and falling unemployment, and despite a 25 basis point rate increase in March. At their May 9, 2006 high, stocks had returned 12.2% for the year. But events in the U.S. and another 25 basis points increase in euro interest rates, as inflation remained stubbornly above the 2% target, sent stocks into negative territory by mid-June, before recovering to a 4.8% gain for the half year based on MSCI Europe ex UK® Index(5). By May 9, 2006, UK equities were up 9.8% boosted by acquisition-prone financials and the large energy and materials sectors, as commodity prices surged. The reversal in these prices and interest rate concerns dragged the market down 9.3% by mid-June. Rebounding energy prices and improved economic data allowed more than half of this loss to be retraced and stocks closed the six months ended June 30, 2006 ahead by 5.5% based on the MSCI UK® Index(6).

(1)  The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The Standard & Poor’s 500® Composite Stock Price Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5)  The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the ING Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from
January 1, 2006 to June 30, 2006.

Actual Expenses

The first section of the table shown, “Actual Fund Return”, provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2006*
ING VP Real Estate Portfolio
Actual Fund Return
Class I	$1,000.00	$1,152.10	0.93%	$4.96
Class S	1,000.00	1,150.30	1.18	6.29
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.18	0.93%	$4.66
Class S	1,000.00	1,018.94	1.18	5.91

ING VP LargeCap Growth Portfolio
Actual Fund Return
Class S	$1,000.00	$968.10	1.10%	$5.37
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,019.34	1.10%	$5.51

*  Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2006*
ING VP MidCap Opportunities Portfolio
Actual Fund Return
Class I	$1,000.00	$1,047.60	0.90%	$4.57
Class S	1,000.00	1,046.80	1.10	5.58

Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.33	0.90%	$4.51
Class S	1,000.00	1,019.34	1.10	5.51

ING VP SmallCap Opportunities Portfolio
Actual Fund Return
Class I	$1,000.00	$1,058.10	0.90%	$4.59
Class S	1,000.00	1,056.90	1.10	5.61

Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.33	0.90%	$4.51
Class S	1,000.00	1,019.34	1.10	5.51

ING VP Financial Services Portfolio
Actual Fund Return
Class I	$1,000.00	$1,021.80	0.80%	$4.01
Class S	1,000.00	1,020.30	1.05	5.26

Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.83	0.80%	$4.01
Class S	1,000.00	1,019.59	1.05	5.26

ING VP High Yield Bond Portfolio
Actual Fund Return
Class I	$1,000.00	$1,020.00	0.71%	$3.56

Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.27	0.71%	$3.56

ING VP International Value Portfolio
Actual Fund Return
Class I	$1,000.00	$1,111.10	1.00%	$5.23
Class S	1,000.00	1,109.20	1.20	6.28

Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.84	1.00%	$5.01
Class S	1,000.00	1,018.84	1.20	6.01

*  Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

	ING VP Real Estate Portfolio	ING VP LargeCap Growth Portfolio	ING VP MidCap Opportunities Portfolio	ING VP SmallCap Opportunities Portfolio
ASSETS:
Investments in securities at value+*	$105,272,999	$2,070,483	$115,281,031	$204,178,114
Short-term investments at amortized cost	2,311,094	—	23,994,855	56,018,692
Repurchase agreement	—	—	976,000	5,309,000
Cash	529,205	49,562	7,642	783,064
Receivables:
Investment securities sold	—	37,072	2,028,531	477,031
Fund shares sold	220,357	299	54,020	197,777
Dividends and interest	452,083	2,001	42,943	47,490
Prepaid expenses	975	37	1,799	2,952
Reimbursement due from manager	—	1,255	7,792	7,692
Total assets	108,786,713	2,160,709	142,394,613	267,021,812

LIABILITIES:
Payable for investment securities purchased	1,014,593	57,630	1,258,485	648,854
Payable for fund shares redeemed	10,743	—	57,125	514,799
Payable upon receipt of securities loaned	—	—	23,994,855	56,018,692
Payable to affiliates	79,708	1,873	86,852	163,550
Payable for trustee fees	1,078	991	4,500	5,900
Other accrued expenses and liabilities	16,858	8,124	105,887	118,069
Total liabilities	1,122,980	68,618	25,507,704	57,469,864
NET ASSETS	$107,663,733	$2,092,091	$116,886,909	$209,551,948

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$87,029,897	$1,818,193	$157,996,208	$207,066,011
Undistributed net investment income (accumulated net investment loss)	46,965	(2,848)	(268,495)	(578,557)
Accumulated net realized gain (loss) on investments and foreign currency related transactions	5,477,078	156,217	(51,913,857)	(22,983,976)
Net unrealized appreciation or depreciation on investments and foreign currency related transactions	15,109,793	120,529	11,073,053	26,048,470
NET ASSETS	$107,663,733	$2,092,091	$116,886,909	$209,551,948

+ Including securities loaned at value	$—	$—	$23,511,331	$54,677,497
* Cost of investments in securities	$90,163,206	$1,949,954	$104,207,978	$178,129,644

Class I:
Net Assets	$82,127,948	n/a	$78,198,226	$83,080,016
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	4,794,719	n/a	9,864,018	4,425,890
Net asset value and redemption price per share	$17.13	n/a	$7.93	$18.77

Class S:
Net Assets	$25,535,785	$2,092,091	$38,688,683	$126,471,932
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	1,493,018	230,041	4,942,006	6,809,260
Net asset value and redemption price per share	$17.10	$9.09	$7.83	$18.57

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

	ING VP Financial Services Portfolio	ING VP High Yield Bond Portfolio	ING VP International Value Portfolio
ASSETS:
Investments in securities at value+*	$71,022,721	$89,177,082	$420,417,161
Short-term investments at amortized cost	—	—	35,315,109
Repurchase agreement	1,758,000	4,644,000	15,802,000
Cash	—	13,962	65,718
Cash collateral for futures	—	9,427	—
Foreign currencies at value**	—	—	535,192
Receivables:
Investment securities sold	291,617	3,426,530	4,322,996
Fund shares sold	4,838	20	39,333
Dividends and interest	64,487	1,894,310	971,727
Variation margin	—	13,907	—
Prepaid expenses	827	1,217	5,157
Reimbursement due from manager	6,961	7,673	76,063
Total assets	73,149,451	99,188,128	477,550,456
LIABILITIES:
Payable for investment securities purchased	—	3,819,428	9,568,250
Payable for fund shares redeemed	229,364	181,329	1,692,457
Payable for futures variation margin	—	18,984	—
Payable upon receipt of securities loaned	—	—	35,315,109
Income distribution payable	—	1,714,112	—
Payable to affiliates	65,471	56,339	377,123
Payable to custodian due to bank overdraft	30,410	—	—
Payable for trustee fees	586	4,659	8,228
Upfront payment received from swap agreements	—	104,669	—
Unrealized depreciation from swap agreements	—	11,215	—
Other accrued expenses and liabilities	47,654	14,214	99,136
Total liabilities	373,485	5,924,949	47,060,303
NET ASSETS	$72,775,966	$93,263,179	$430,490,153

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$65,592,419	$102,145,434	$334,473,910
Undistributed net investment income	220,610	84,466	5,659,114
Accumulated net realized gain (loss) on investments, foreign currency related transactions and futures	1,965,837	(7,803,093)	56,139,698
Net unrealized appreciation or depreciation on investments, foreign currency related transactions and futures	4,997,100	(1,163,628)	34,217,431
NET ASSETS	$72,775,966	$93,263,179	$430,490,153

+ Including securities loaned at value	$—	$—	$34,721,192
* Cost of investments in securities	$66,025,621	$90,313,029	$386,221,037
** Cost of foreign currencies	$—	$—	$438,716

Class I:
Net Assets	$1,577,312	$93,263,179	$426,641,589
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01
Shares outstanding	134,032	31,737,823	30,292,255
Net asset value and redemption price per share	$11.77	$2.94	$14.08

Class S:
Net Assets	$71,198,654	n/a	$3,848,564
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01
Shares outstanding	6,058,620	n/a	270,470
Net asset value and redemption price per share	$11.75	n/a	$14.23

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

	ING VP Real Estate Portfolio	ING VP LargeCap Growth Portfolio	ING VP MidCap Opportunities Portfolio	ING VP SmallCap Opportunities Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,016,140	$10,163	$221,946	$292,428
Interest	32,029	417	91,779	152,922
Securities lending income	—	—	17,195	72,893
Total investment income	1,048,169	10,580	330,920	518,243

EXPENSES:
Investment management fees	361,831	8,220	464,288	806,197
Distribution and service fees:
Class S	24,794	2,740	52,495	160,927
Transfer agent fees	126	62	136	136
Administrative service fees	45,248	1,096	61,905	107,492
Shareholder reporting expense	1,504	230	27,512	44,054
Registration fees	181	5	412	662
Professional fees	6,335	1,201	22,263	28,810
Custody and accounting expense	3,715	1,810	10,860	13,585
Trustee fees	62	2	2,232	3,620
Interest expense	77	—	—	—
Miscellaneous expense	470	938	12,762	5,284
Total expenses	444,343	16,304	654,865	1,170,767
Net waived and reimbursed fees	—	(4,277)	(55,450)	(73,967)
Brokerage commission recapture	—	(136)	—	—
Net expenses	444,343	11,891	599,415	1,096,800
Net investment income (loss)	603,826	(1,311)	(268,495)	(578,557)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain on:
Investments	2,880,912	147,657	15,985,863	17,066,566
Foreign currency related transactions	—	105	—	—
Net realized gain on investments and foreign currency related transactions	2,880,912	147,762	15,985,863	17,066,566
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	8,394,198	(213,319)	(9,865,665)	(5,378,616)
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	11,275,110	(65,557)	6,120,198	11,687,950
Increase (decrease) in net assets resulting from operations	$11,878,936	$(66,868)	$5,851,703	$11,109,393

* Foreign taxes withheld	$—	$504	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

	ING VP Financial Services Portfolio	ING VP High Yield Bond Portfolio	ING VP International Value Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$784,001	$24,989	$7,489,677
Interest	48,717	3,818,966	782,977
Securities lending income	—	—	273,712
Total investment income	832,718	3,843,955	8,546,366

EXPENSES:
Investment management fees	282,750	305,845	2,000,290
Distribution and service fees:
Class S	92,479	59,801	4,143
Transfer agent fees	114	206	263
Administrative service fees	37,700	50,524	200,027
Shareholder reporting expense	6,335	2,879	51,877
Registration fees	184	199	1,047
Professional fees	9,231	9,070	42,440
Custody and accounting expense	5,430	11,765	68,517
Trustee fees	65	1,267	7,422
Interest expense	274	3,721	—
Miscellaneous expense	1,701	473	8,760
Total expenses	436,263	445,750	2,384,786
Net waived and reimbursed fees	(42,444)	(15,042)	(379,826)
Net expenses	393,819	430,708	2,004,960
Net investment income	438,899	3,413,247	6,541,406

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES AND SWAPS:
Net realized gain (loss) on:
Investments	2,129,228	(663,346)	33,383,346
Foreign currency related transactions	—	—	(287,218)
Futures and swaps	—	(92,149)	—
Net realized gain (loss) on investments, foreign currency related transactions, futures and swaps	2,129,228	(755,495)	33,096,128
Net change in unrealized appreciation or depreciation on:
Investments	(962,699)	(883,020)	(153,736)
Foreign currency related transactions	—	—	17,296
Futures	—	(27,681)	—
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures	(962,699)	(910,701)	(136,440)
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures and swaps	1,166,529	(1,666,196)	32,959,688
Increase in net assets resulting from operations	$1,605,428	$1,747,051	$39,501,094

* Foreign taxes withheld	$—	$—	$967,851

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP Real Estate Portfolio		ING VP LargeCap Growth Portfolio
	Six Months Ended June 30, 2006	May 13, 2005(1) to December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
FROM OPERATIONS:
Net investment income (loss)	$603,826	$812,002	$(1,311)	$(7,208)
Net realized gain on investments and foreign currency related transactions	2,880,912	3,159,593	147,762	118,717
Net change in unrealized appreciation or depreciation on investments	8,394,198	2,992,010	(213,319)	(49,824)
Net increase (decrease) in net assets resulting from operations	11,878,936	6,963,605	(66,868)	61,685

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(464,126)	(1,198,708)	—	—
Class S	(124,636)	(205,264)	—	—
Total distributions	(588,762)	(1,403,972)	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	30,775,774	44,408,684	57,603	44,555
Dividends reinvested	588,762	1,403,972	—	—
	31,364,536	45,812,656	57,603	44,555
Cost of shares redeemed	(8,444,625)	(9,273,329)	(107,014)	(229,415)
Net increase (decrease) in net assets resulting from capital share transactions	22,919,911	36,539,327	(49,411)	(184,860)
Net increase (decrease) in net assets	34,210,085	42,098,960	(116,279)	(123,175)

NET ASSETS:
Beginning of period	73,453,648	31,354,688	2,208,370	2,331,545
End of period	$107,663,733	$73,453,648	$2,092,091	$2,208,370

Undistributed net investment income (accumulated net investment loss) at end of period	$46,965	$31,901	$(2,848)	$(1,537)

(1)  Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP MidCap Opportunities Portfolio		ING VP SmallCap Opportunities Portfolio
	Six Months Ended June 30,	Year Ended December 31,	Six Months Ended June 30,	Year Ended December 31,
	2006	2005	2006	2005
FROM OPERATIONS:
Net investment loss	$(268,495)	$(463,652)	$(578,557)	$(1,204,494)
Net realized gain on investments and foreign currency related transactions	15,985,863	19,470,895	17,066,566	43,519,507
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(9,865,665)	(7,425,127)	(5,378,616)	(25,971,536)
Net increase in net assets resulting from operations	5,851,703	11,582,116	11,109,393	16,343,477

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,689,151	13,136,203	16,285,985	33,836,903
Cost of shares redeemed	(13,403,824)	(30,745,080)	(17,852,519)	(45,635,097)
Net decrease in net assets resulting from capital share transactions	(9,714,673)	(17,608,877)	(1,566,534)	(11,798,194)
Net increase (decrease) in net assets	(3,862,970)	(6,026,761)	9,542,859	4,545,283

NET ASSETS:
Beginning of period	120,749,879	126,776,640	200,009,089	195,463,806
End of period	$116,886,909	$120,749,879	$209,551,948	$200,009,089
Accumulated net investment loss at end of period	$(268,495)	$—	$(578,557)	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP Financial Services Portfolio		ING VP High Yield Bond Portfolio
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
FROM OPERATIONS:
Net investment income	$438,899	$452,896	$3,413,247	$3,165,305
Net realized gain (loss) on investments and foreign currency related transactions	2,129,228	1,121,903	(755,495)	(28,711)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions, futures and swaps	(962,699)	4,517,755	(910,701)	(924,805)
Net increase in net assets resulting from operations	1,605,428	6,092,554	1,747,051	2,211,789

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(5,680)	(61,257)	(1,818,346)	(1,169,783)
Class S	(218,243)	(386,587)	(1,523,577)	(1,996,274)
Net realized gains:
Class I	—	(123,490)	—	—
Class S	—	(1,139,818)	—	—
Total distributions	(223,923)	(1,711,152)	(3,341,923)	(3,166,057)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,606,848	66,566,848	187,751,140	89,345,713
Dividends reinvested	223,923	1,549,401	2,965,073	2,127,774
	6,830,771	68,116,249	190,716,213	91,473,487
Cost of shares redeemed	(12,872,749)	(14,759,010)	(186,689,151)	(21,471,278)
Net increase (decrease) in net assets resulting from capital share transactions	(6,041,978)	53,357,239	4,027,062	70,002,209
Net increase (decrease) in net assets	(4,660,473)	57,738,641	2,432,190	69,047,941

NET ASSETS:
Beginning of period	77,436,439	19,697,798	90,830,989	21,783,048
End of period	$72,775,966	$77,436,439	$93,263,179	$90,830,989

Undistributed net investment income at end of period	$220,610	$5,634	$84,466	$13,142

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP International Value Portfolio
	Six Months Ended June 30, 2006	Year Ended December 31, 2005
FROM OPERATIONS:
Net investment income	$6,541,406	$4,486,636
Net realized gain on investments and foreign currency related transactions	33,096,128	27,776,886
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(136,440)	(1,594,581)
Net increase in net assets resulting from operations	39,501,094	30,668,941

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(1,846,010)	(7,228,013)
Class S	(13,291)	(38,217)
Net realized gains:
Class I	—	(17,792,010)
Class S	—	(90,682)
Total distributions	(1,859,301)	(25,148,922)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	63,157,363	103,338,958
Dividends reinvested	1,859,301	25,148,922
	65,016,664	128,487,880
Cost of shares redeemed	(23,341,467)	(46,753,345)
Net increase in net assets resulting from capital share transactions	41,675,197	81,734,535
Net increase in net assets	79,316,990	87,254,554

NET ASSETS:
Beginning of period	351,173,163	263,918,609
End of period	$430,490,153	$351,173,163
Undistributed net investment income at end of period	$5,659,114	$977,009

See Accompanying Notes to Financial Statements

ING VP REAL ESTATE PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30, 2006	Year Ended December 31, 2005		May 3, 2004(1) to December 31, 2004
Per Share Operating Performance:
Net asset value, beginning of the period	$14.96	13.62		10.00
Income from investment operations:
Net investment income	$0.21	0.21	*	0.34	*
Net realized and unrealized gain on investments	$2.06	1.47		3.64
Total from investment operations	$2.27	1.68		3.98
Less distributions from:
Net investment income	$0.10	0.34		0.14
Net realized gains on investments	$—	—		0.15
Return of capital	$—	—		0.07
Total distributions	$0.10	0.34		0.36
Net asset value, end of the period	$17.13	14.96		13.62
Total Return(2)%	15.21	12.49		40.01

Ratios and Supplemental Data:
Net assets, end of the period (000s)	$82,128	57,410		31,355
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	0.93	1.04		1.05
Gross expenses prior to expense reimbursement/recoupment(4)%	0.93	0.96		1.53
Net investment income after expense reimbursement/recoupment(3)(4)%	2.83	1.49	†	4.79
Portfolio turnover rate %	18	48		30

	Class S
	Six Months Ended June 30, 2006	May 13, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of the period	$14.95	13.11
Income from investment operations:
Net investment income	$0.19	0.28	*
Net realized and unrealized gain on investments	$2.06	1.86
Total from investment operations	$2.25	2.14
Less distributions from:
Net investment income	$0.10	0.30
Total distributions	$0.10	0.30
Net asset value, end of the period	$17.10	14.95
Total Return(2)%	15.03	16.35

Ratios and Supplemental Data:
Net assets, end of the period (000s)	$25,536	16,043
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	1.18	1.29
Gross expenses prior to expense reimbursement/recoupment(4)%	1.18	1.21
Net investment income after expense reimbursement/recoupment(3)(4)%	2.69	2.97	†
Portfolio turnover rate %	18	48

(1)           Commencement of operations.

(2)           Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)           The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(4)           Annualized for periods less than one year.

*               Per share data calculated using average number of shares outstanding throughout the period.

†                Effective January 1, 2006, the Portfolio adopted a policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the twelve months ended December 31, 2005 was to decrease net investment income per share by $0.26 and $0.17 and increase net realized and unrealized gain on investments $0.26 and $0.17 and decrease the ratio of net investment to average net assets from 3.38% to 1.58% and 4.78% to 1.96% on Class I and Class S, respectively.

See Accompanying Notes to Financial Statements.

ING VP LARGECAP GROWTH PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,	Year Ended December 31,				August 2, 2001(1) to December 31,
	2006	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$9.39	9.10	8.34	6.27	9.66	10.00
Income (loss) from investment operations:
Net investment loss	$(0.01)	(0.03)	(0.02)	(0.03)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	$(0.29)	0.32	1.08	2.10	(3.35)	(0.33)
Total from investment operations	$(0.30)	0.29	1.06	2.07	(3.36)	(0.34)
Less distributions from:
Net investment income	$—	—	0.30	—	0.03	—
Total distributions	$—	—	0.30	—	0.03	—
Net asset value, end of period	$9.09	9.39	9.10	8.34	6.27	9.66
Total Return(2)%	(3.19)	3.19	12.73	33.01	(34.80)	(3.40)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,092	2,208	2,332	2,358	1,320	1,017
Ratios to average net assets:
Net expenses after expense reimbursement and brokerage commission recapture(3)(4)%	1.10	1.10	1.10	1.07	1.10	1.10
Net expenses after expense reimbursement and prior to brokerage commission recapture(3)(4)%	1.10	1.10	1.10	1.10	1.10	1.10
Gross expenses prior to expense reimbursement and brokerage commission recapture(4)%	1.50	1.78	1.38	2.04	3.64	7.19
Net investment loss after expense reimbursement and brokerage commission recapture(3)(4)%	(0.12)	(0.33)	(0.26)	(0.48)	(0.41)	(0.47)
Portfolio turnover rate %	51	76	68	296	496	159

(1)           Commencement of operations.

(2)           Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3)           The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(4)           Annualized for periods less than one year.

See Accompanying Notes to Financial Statements.

ING VP MIDCAP OPPORTUNITIES PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2006	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of the period	$7.57	6.86	6.15	4.50	6.07	9.05
Income (loss) from investment operations:
Net investment loss	$(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	$0.38	0.73	0.73	1.67	(1.55)	(2.97)
Total from investment operations	$0.36	0.71	0.71	1.65	(1.57)	(2.98)
Net asset value, end of the period	$7.93	7.57	6.86	6.15	4.50	6.07
Total Return(1)%	4.76	10.35	11.54	36.67	(25.86)	(32.92)

Ratios and Supplemental Data:
Net assets, end of the period (000’s)	$78,198	78,760	83,969	13,496	4,683	3,616
Ratios to average net assets:
Net expenses after expense reimbursement(2)(3)%	0.90	0.90	0.94	0.90	0.88	0.90
Gross expenses prior to expense reimbursement(3)%	0.97	0.97	0.96	1.21	1.53	2.66
Net investment loss after expense reimbursement(2)(3)%	(0.37)	(0.31)	(0.47)	(0.53)	(0.42)	(0.32)
Portfolio turnover rate %	53	90	73	162	387	429

	Class S
	Six Months Ended June 30,	Year Ended December 31,				May 7, 2001(4) to December 31,
	2006	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$7.48	6.79	6.11	4.47	6.04	7.10
Income (loss) from investment operations:
Net investment loss	$(0.02)	(0.04)	(0.03)	(0.03)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	$0.37	0.73	0.71	1.67	(1.55)	(1.05)
Total from investment operations	$0.35	0.69	0.68	1.64	(1.57)	(1.06)
Net asset value, end of period	$7.83	7.48	6.79	6.11	4.47	6.04
Total Return(1)%	4.68	10.16	11.13	36.69	(25.99)	(14.93)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$38,689	41,989	42,808	7,089	2,595	865
Ratios to average net assets:
Net expenses after expense reimbursement(2)(3)%	1.10	1.10	1.14	1.10	1.12	1.10
Gross expenses prior to expense reimbursement(3)%	1.17	1.22	1.21	1.45	1.75	4.28
Net investment loss after expense reimbursement(2)(3)%	(0.57)	(0.51)	(0.68)	(0.73)	(0.67)	(0.67)
Portfolio turnover rate %	53	90	73	162	387	429

(1)           Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(2)           The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(3)           Annualized for periods less than one year.

(4)           Commencement of operations.

See Accompanying Notes to Financial Statements.

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2006		2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of the period	$17.74		16.26	14.76	10.64	18.88	26.73
Income (loss) from investment operations:
Net investment loss	$(0.02	)*	(0.08)	(0.09)	(0.07)	(0.10)	(0.11)
Net realized and unrealized gain (loss) on investments	$1.05		1.56	1.59	4.19	(8.14)	(7.69)
Total from investment operations	$1.03		1.48	1.50	4.12	(8.24)	(7.80)
Less distributions from:
Net realized gains on investments	$—		—	—	—	—	0.05
Total distributions	$—		—	—	—	—	0.05
Net asset value, end of the period	$18.77		17.74	16.26	14.76	10.64	18.88
Total Return(1)%	5.81		9.10	10.16	38.72	(43.64)	(29.15)

Ratios and Supplemental Data:
Net assets, end of the period (000s)	$83,080		81,155	86,218	91,031	64,767	103,273
Ratios to average net assets:
Net expenses after expense reimbursement(2)(3)%	0.90		0.90	0.90	0.90	0.90	0.90
Gross expenses prior to expense reimbursement(3)%	0.93		0.96	0.94	1.07	1.23	1.15
Net investment loss after expense reimbursement(2)(3)%	(0.41)		(0.52)	(0.58)	(0.63)	(0.75)	(0.59)
Portfolio turnover rate %	42		83	67	168	414	304

	Class S
	Six Months Ended June 30,		Year Ended December 31,					May 3, 2001(4) to December 31,
	2006		2005	2004	2003		2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$17.57		16.14	14.68	10.61		18.86	21.97
Income (loss) from investment operations:
Net investment loss	$(0.06	)*	(0.12)	(0.11)	(0.10	)*	(0.08)	(0.05)
Net realized and unrealized gain (loss) on investments	$1.06		1.55	1.57	4.17		(8.17)	(3.01)
Total from investment operations	$1.00		1.43	1.46	4.07		(8.25)	(3.06)
Less distributions from:
Net realized gain on investments	$—		—	—	—		—	0.05
Total distributions	$—		—	—	—		—	0.05
Net asset value, end of period	$18.57		17.57	16.14	14.68		10.61	18.86
Total Return(1)%	5.69		8.86	9.95	38.36		(43.74)	(13.90)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$126,472		118,854	109,246	95,039		31,914	15,743
Ratios to average net assets:
Net expenses after expense reimbursement(2)(3)%	1.10		1.10	1.10	1.10		1.10	1.10
Gross expenses prior to expense reimbursement(3)%	1.13		1.21	1.19	1.32		1.49	1.71
Net investment loss after expense reimbursement(2)(3)%	(0.61)		(0.72)	(0.78)	(0.82)		(0.97)	(0.90)
Portfolio turnover rate %	42		83	67	168		414	304

(1)           Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges.

(2)           The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(3)           Annualized for periods less than one year.

(4)           Commencement of operations.

*               Per share data is calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements.

ING VP FINANCIAL SERVICES PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30, 2006	Year Ended December 31, 2005		May 3, 2004(1) to December 31, 2004
Per Share Operating Performance:
Net asset value, beginning of the period	$11.56	11.06		10.00
Income from investment operations:
Net investment income	$0.07	0.14	*	0.06	*
Net realized and unrealized gain on investments	$0.18	0.70		1.15
Total from investment operations	$0.25	0.84		1.21
Less distributions from:
Net investment income	$0.04	0.11		0.04
Net realized gains on investments	$—	0.23		0.11
Total distributions	$0.04	0.34		0.15
Net asset value, end of the period	$11.77	11.56		11.06
Total Return(2)%	2.18	7.74		12.18

Ratios and Supplemental Data:
Net assets, end of the period (000’s)	$1,577	1,040		5,493
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.80	0.80		0.80
Gross expenses prior to expense reimbursement(4)%	0.91	1.00		1.71
Net investment income after expense reimbursement(3)(4)%	1.41	1.29		0.87
Portfolio turnover rate %	15	100		95

	Class S
	Six Months Ended June 30, 2006	Year Ended December 31, 2005		May 3, 2004(1) to December 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$11.55	11.05		10.00
Income from investment operations:
Net investment income	$0.07	0.13	*	0.05	*
Net realized and unrealized gain on investments	$0.16	0.69		1.15
Total from investment operations	$0.23	0.82		1.20
Less distributions from:
Net investment income	$0.03	0.09		0.04
Net realized gains on investments	$—	0.23		0.11
Total distributions	$0.03	0.32		0.15
Net asset value, end of period	$11.75	11.55		11.05
Total Return(2)%	2.03	7.55		12.03

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$71,199	76,397		14,205
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.05	1.05		1.05
Gross expenses prior to expense reimbursement(4)%	1.16	1.25		1.96
Net investment income after expense reimbursement(3)(4)%	1.16	1.17		0.73
Portfolio turnover rate %	15	100		95

(1)           Commencement of operations.

(2)           Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

(3)           The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(4)           Annualized for periods less than one year.

*               Per share data calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements.

ING VP HIGH YIELD BOND PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2006		2005		2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of the period	$2.98		3.13		3.09	2.83	3.16	3.45
Income (loss) from investment operations:
Net investment income	$0.10	*	0.19	*	0.20	0.16	0.35	0.26
Net realized and unrealized gain (loss) on investments	$(0.04)		(0.15)		0.04	0.27	(0.33)	(0.29)
Total from investment operations	$0.06		0.04		0.24	0.43	0.02	(0.03)
Less distributions from:
Net investment income	$0.10		0.19		0.20	0.17	0.35	0.26
Total distributions	$0.10		0.19		0.20	0.17	0.35	0.26
Net asset value, end of the year	$2.94		2.98		3.13	3.09	2.83	3.16
Total Return(1)%	2.00		1.45		7.89	15.37	0.46	(1.05)

Ratios and Supplemental Data:
Net assets, end of the period (000’s)	$93,263		27,419		21,783	23,260	9,761	10,461
Ratios to average net assets:
Net expenses after expense reimbursement(2)(3)%	0.71		0.75		0.81	0.81	0.80	0.80
Gross expenses prior to expense reimbursement(3)%	0.74		0.85		1.00	1.24	1.46	1.28
Net investment income after expense reimbursement(2)(3)%	6.85		6.39		6.31	6.90	9.57	9.76
Portfolio turnover rate %	82		133		158	243	77	109

(1)           Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges.

(2)           The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(3)           Annualized for periods less than one year.

*               Per share data calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements.

ING VP INTERNATIONAL VALUE PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2006		2005		2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of the period	$12.73		12.76		11.01	8.60	10.27	12.19
Income (loss) from investment operations:
Net investment income	$0.22	*	0.18	*	0.16	0.14	0.08	0.17
Net realized and unrealized gain (loss) on investments	$1.19		0.89		1.74	2.40	(1.66)	(1.58)
Total from investment operations	$1.41		1.07		1.90	2.54	(1.58)	(1.41)
Less distributions from:
Net investment income	$0.06		0.30		0.15	0.13	0.09	0.18
Net realized gain on investments	$—		0.80		—	—	—	0.33
Total distributions	$0.06		1.10		0.15	0.13	0.09	0.51
Net asset value, end of the period	$14.08		12.73		12.76	11.01	8.60	10.27
Total Return(1)%	11.11		9.43		17.41	29.92	(15.46)	(11.58)

Ratios and Supplemental Data:
Net assets, end of the period (000’s)	$426,642		348,326		262,694	162,602	64,042	33,223
Ratios to average net assets:
Net expenses after expense reimbursement and brokerage commission recapture(2)(3)%	1.00		1.00		1.00	1.00	1.00	1.00
Net expenses after expense reimbursement and prior to brokerage commission recapture(2)(3)%	1.00		1.00		1.00	1.00	1.00	1.00
Gross expenses prior to expense reimbursement and brokerage commission recapture(3)%	1.19		1.22		1.22	1.45	1.58	1.53
Net investment income after expense reimbursement and brokerage commission recapture(2)(3)%	3.27		1.50		1.48	1.51	0.79	1.57
Portfolio turnover rate %	54		125		98	89	164	24

	Class S
	Six Months Ended June 30,	Year Ended December 31,				March 19, 2002(4) to December 31,
	2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$12.88	12.92		11.16	8.68	10.80
Income (loss) from investment operations:
Net investment income	$0.22	0.13	*	0.13	0.11	0.05
Net realized and unrealized gain (loss) on investments	$1.19	0.92		1.76	2.45	(2.10)
Total from investment operations	$1.41	1.05		1.89	2.56	(2.05)
Less distributions from:
Net investment income	$0.06	0.29		0.13	0.08	0.07
Net realized gains on investments	$—	0.80		—	—	—
Total distributions	$0.06	1.09		0.13	0.08	0.07
Net asset value, end of period	$14.23	12.88		12.92	11.16	8.68
Total Return(1)%	10.92	9.04		17.03	29.79	(19.04)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,849	2,847		1,225	534	42
Ratios to average net assets:
Net expenses after expense reimbursement and brokerage commission recapture(2)(3)%	1.20	1.20		1.20	1.20	1.20
Net expenses after expense reimbursement and prior to brokerage commission recapture(2)(3)%	1.20	1.20		1.20	1.20	1.20
Gross expenses prior to expense reimbursement and brokerage commission recapture(3)%	1.44	1.47		1.47	1.38	1.83
Net investment income after expense reimbursement and brokerage commission recapture(2)(3)%	3.08	1.05		1.14	1.31	0.56
Portfolio turnover rate %	54	125		98	89	164

(1)           Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges.

(2)           The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(3)           Annualized for periods less than one year.

(4)           Commencement of operations.

*               Per share data calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Variable Products Trust is a business trust organized under the laws of the Commonwealth of Massachusetts on December 17, 1993 and registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, with the exception of ING VP Real Estate Portfolio, which is non-diversified. There are seven investment series which comprise the Trust. The names of the Portfolios are ING VP Real Estate Portfolio (“Real Estate”), ING VP LargeCap Growth Portfolio (“LargeCap Growth”), ING VP MidCap Opportunities Portfolio (“MidCap Opportunities”), ING VP SmallCap Opportunities Portfolio (“SmallCap Opportunities”), ING VP Financial Services Portfolio (“Financial Services”), ING VP High Yield Bond Portfolio (“High Yield Bond”) and ING VP International Value Portfolio (“International Value”); each a “Portfolio” and collectively, the “Portfolios”.

The following is a brief description of each Portfolio’s investment objective:

•      Real Estate Portfolio seeks total return;

•      LargeCap Growth Portfolio seeks long-term capital appreciation;

•      MidCap Opportunities Portfolio seeks long-term capital appreciation;

•      SmallCap Opportunities Portfolio seeks long-term capital appreciation;

•      Financial Services Portfolio seeks long-term capital appreciation;

•      High Yield Bond Portfolio seeks to provide a high level of current income and total return; and

•      International Value Portfolio seeks long-term capital appreciation.

Each Portfolio offers Class I shares and Class S shares. LargeCap Growth, MidCap Opportunities, High Yield Bond and International Value also offer Adviser Class (“ADV Class”) shares. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolio and earn income and realized gains/losses from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Differences in per share dividend rates generally result from the differences in separate class expenses, including shareholder servicing fees. There were no shares outstanding for ADV Class at June 30, 2006.

Shares of the Portfolios may be offered to segregated asset accounts of insurance companies as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”). Shares may also be offered to qualified pension and retirement plans outside the Variable Contract and to certain investment advisers and their affiliates. Class I shares may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

ING Investments, LLC (“ING Investments” or the “Investment Manager”), an Arizona limited liability company, serves as the Investment Manager to the Portfolios. ING Investments has engaged ING Investment Management Co. (“ING IM”), a Connecticut corporation, to serve as the Sub-Adviser to each Portfolio with the exception of Real Estate and LargeCap Growth. ING Clarion Real Estate Securities L.P. (“ING CRES”), a Delaware limited partnership, and Wellington Management Company, LLP serve as Sub-Advisers to the Real Estate and LargeCap Growth Portfolios, respectively. ING Investments, ING IM and ING CRES are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and investors.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.    Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios’ valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolios’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that the Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.    Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method and included in interest income.

Real Estate estimates components of distributions from real estate investment trust (REITs). Distributions received in excess of income are recorded as a reduction of cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

C.    Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)   Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)   Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Foreign Currency Transactions and Futures Contracts. Each portfolio may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolios. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.     Distributions to Shareholders. The Portfolios record distributions to their shareholders on ex-dividend date. Dividends from net investment

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

income are declared and paid quarterly by each Portfolio, with the exception of High Yield Bond Portfolio, which declares dividends daily and pays dividends quarterly. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characters of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principals for investment companies.

F.     Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

G.    Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

H.    Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.      Securities Lending. Each Portfolio has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

J.     Illiquid and Restricted Securities. Each Portfolio may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

K.    Delayed Delivery Transactions. A Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of these securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to segregate liquid assets sufficient to cover the purchase price.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

L.     Organization Expenses and Offering Costs. Costs incurred with the organization of the Portfolios are expensed as incurred. Costs incurred with the offering of shares of the Portfolios are deferred and amortized over a twelve-month period on a straight-line basis starting at the commencement of operations.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2006, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities were as follows:

	Purchases	Sales
Real Estate	$ 38,630,669	$ 16,292,986
LargeCap Growth	1,106,976	1,169,210
MidCap Opportunities	63,700,446	73,400,688
SmallCap Opportunities	87,167,879	88,266,470
Financial Services	11,039,076	17,780,230
High Yield Bond	83,461,007	74,998,159
International Value	251,773,361	209,533,703

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into an Investment Management Agreement with the Investment Manager. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio. The Investment Manager receives an investment advisory fee calculated at an annual rate of 0.75% for LargeCap Growth and MidCap Opportunities. The fee for Real Estate is 0.80% on the first $100 million and 0.70% in excess of $100 million of average daily net assets. For SmallCap Opportunities, the Investment Manager receives an investment advisory fee of 0.75% on the first $250 million, 0.70% on the next $250 million, 0.65% on the next $250 million, 0.60% on the next $250 million, and 0.55% in excess of $1 billion of average daily net assets. The fee for the High Yield Bond is 0.58% on the first $200 million, 0.55% on the next $300 million, 0.50% on the next $500 million, and 0.45% in excess of $1 billion of average daily net assets. For the Financial Services Portfolio, the Investment Manager receives an investment advisory fee of 0.75% on the first $500 million and 0.70% in excess of $500 million. The Investment Manager receives an investment advisory fee of 1.00% of average daily net assets from the International Value Portfolio.

The Investment Manager has engaged ING IM to serve as Sub-Adviser to all of the Portfolios with the exception of Real Estate and LargeCap Growth Portfolios.

INGCRES serves as Sub-Adviser to the Real Estate Portfolio pursuant to a Sub-Advisory Agreement with the Investment Manager.

Wellington Management Company, LLP serves as Sub-Adviser to the LargeCap Growth Portfolio pursuant to a Sub-Advisory Agreement with the Investment Manager.

ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for each Portfolio’s operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of the Portfolio’s average daily net assets.

In placing equity security transactions, the Investment Manager or Sub-Adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, the Investment Manager or Sub-Adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to the Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolios and not the Investment Manager or Sub-Adviser. Any amount credited to the Portfolio is reflected as brokerage commission recapture in the Statements of Operations.

NOTE 5 — SHAREHOLDER SERVICE FEES

Class S shares of each Portfolio are subject to a Shareholder Services Plan (the “Plan”). Under the Plan, each Portfolio pays the Administrator a fee calculated at an annual rate of 0.25% of average daily net assets attributable to its Class S shares. The Administrator is entitled to use the proceeds from the Plan to pay for services including, but not limited to, providing information about the Portfolios and delivering Portfolio documents.

During the six months ended June 30, 2006, the Administrator voluntarily waived 0.05% of average daily net assets of Class S related to the service shareholder fee for MidCap Opportunities, SmallCap Opportunities and International Value.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2006, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Services Fees	Total
Real Estate	$ 66,548	$ 8,338	$ 4,822	$ 79,708
LargeCap Growth	1,277	170	426	1,873
MidCap Opportunities	71,066	9,475	6,311	86,852
SmallCap Opportunities	126,397	16,853	20,300	163,550
Financial Sevices	44,852	5,980	14,639	65,471
High Yield Bond	48,062	8,277	—	56,339
International Value	342,290	34,229	604	377,123

At June 30, 2006, the following ING Portfolios or direct, wholly-owned subsidiaries of ING Groep owned more than 5% if the following Portfolios:

ING Life Insurance & Annuity Company — Real Estate (71.03%); LargeCap Growth (21.86%); MidCap Opportunities (17.39%); SmallCap Opportunities (13.81%); High Yield Bond (42.47%); International Value (84.03%);

Realstar Life Insurance Company — MidCap Opportunities (53.29%); SmallCap Opportunities (22.99%); High Yield Bond (38.25%); International Value (14.80%);

Security Life Insurance of Denver — Real Estate (18.73%); High Yield Bond (18.42%);

ING USA Annuity and Life Insurance — LargeCap Growth (78.14%); MidCap Opportunities (25.04%); SmallCap Opportunities (57.59%); Financial Services (97.12%).

Each Portfolio has adopted a Retirement Policy covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2006, LargeCap Growth had $4,371 for printing expense included in Other Accrued Expenses and Liabilities on the Statement of Assets and Liabilities that exceeded 5% of total liabilities.

NOTE 8 — EXPENSE LIMITATIONS

The Investment Manager has entered into a written Expense Limitation Agreement with the Portfolios under which it will limit the expenses of each Portfolio, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

	Class I	Class S
Real Estate	1.05%	1.30%
LargeCap Growth	0.85%	1.10%
MidCap Opportunities	0.90%	1.10%
SmallCap Opportunities	0.90%	1.10%
Financial Services	0.80%	1.05%
High Yield Bond(1)	0.71%	0.91%
International Value	1.00%	1.20%

(1)    Prior to April 28, 2006, the expense limits for High Yield Bond was 0.80% and 1.00% for Class I and Class S, respectively.

The Investment Manager may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Portfolios expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of June 30, 2006, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Manager, and the related expiration dates are as follows:

	June 30,
	2007	2008	2009	Total
LargeCap Growth	$15,130	$1,864	$17,049	$34,043
MidCap Opportunities	35,779	18,530	109,825	164,134
SmallCap Opportunities	201,837	58,503	88,767	349,107
Financial Services	—	94,173	84,275	178,448
High Yield Bond	57,939	31,889	26,439	116,267
International Value	520,045	563,473	711,617	1,795,135

These amounts do not include shareholding servicing fees voluntary waived by the administrator.

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 9 — LINE OF CREDIT

All of the Portfolios included in this report, in addition to certain other funds managed by the Investment Manager, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Portfolios; and (3) enable the Portfolios to meet other emergency expenses as defined in the Credit Agreement. The Portfolios to

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — LINE OF CREDIT (continued)

which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The following Portfolios utilized the line of credit during the six months ended June 30, 2006:

Portfolio	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
Real Estate	1	$ 510,000	5.50%
Financial Services	4	520,000	4.80%
High Yield Bond	11	2,260,455	5.46%

NOTE 10 — CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

	Class I		Class S
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	May 31, 2005(1) to December 31, 2005
Real Estate (Number of Shares)
Shares sold	1,162,841	2,040,738	693,586	1,133,601
Dividends reinvested	27,512	82,856	7,397	13,790
Shares redeemed	(233,985)	(587,812)	(281,338)	(74,018)
Net increase in shares outstanding	956,368	1,535,782	419,645	1,073,373

Real Estate ($)
Shares sold	$19,186,481	$28,171,293	$11,589,293	$16,237,391
Dividends reinvested	464,126	1,198,708	124,636	205,264
Shares redeemed	(3,861,238)	(8,191,166)	(4,583,387)	(1,082,163)
Net increase	$15,789,369	$21,178,835	$7,130,542	$15,360,492

	Class S
	Six Months Ended June 30, 2006	Year Ended December 31, 2005
LargeCap Growth (Number of Shares)
Shares sold	6,111	4,980
Shares redeemed	(11,196)	(25,982)
Net decrease in shares outstanding	(5,085)	(21,002)

LargeCap Growth ($)
Shares sold	$57,603	$44,555
Shares redeemed	(107,014)	(229,415)
Net decrease	$(49,411)	$(184,860)

	Class I		Class S
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
MidCap Opportunities (Number of Shares)
Shares sold	445,025	1,531,420	7,880	411,019
Shares redeemed	(987,340)	(3,369,563)	(678,464)	(1,100,898)
Net decrease in shares outstanding	(542,315)	(1,838,143)	(670,584)	(689,879)

MidCap Opportunities ($)
Shares sold	$3,625,472	$10,394,142	$63,679	$2,742,061
Shares redeemed	(7,980,082)	(23,073,409)	(5,423,742)	(7,671,671)
Net decrease	$(4,354,610)	$(12,679,267)	$(5,360,063)	$(4,929,610)

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARE TRANSACTIONS (continued)

	Class I		Class S
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
SmallCap Opportunities (Number of Shares)
Shares sold	297,070	930,427	546,192	1,159,247
Shares redeemed	(446,126)	(1,657,776)	(501,706)	(1,164,276)
Net increase (decrease) in shares outstanding	(149,056)	(727,349)	44,486	(5,029)

SmallCap Opportunities ($)
Shares sold	$5,769,694	$14,952,359	$10,516,291	$18,884,544
Shares redeemed	(8,503,226)	(26,622,719)	(9,349,293)	(19,012,378)
Net increase (decrease)	$(2,733,532)	$(11,670,360)	$1,166,998	$(127,834)

	Class I		Class S
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Financial Services (Number of Shares)
Shares sold	98,690	113,154	454,657	5,979,482
Dividends reinvested	474	2,028	18,233	133,381
Shares redeemed	(55,073)	(521,953)	(1,028,961)	(783,689)
Net increase (decrease) in shares outstanding	44,091	(406,771)	(556,071)	5,329,174

Financial Services ($)
Shares sold	$1,173,661	$1,259,261	$5,433,187	$65,307,587
Dividends reinvested	5,680	22,996	218,243	1,526,405
Shares redeemed	(658,672)	(6,049,007)	(12,214,077)	(8,710,003)
Net increase (decrease)	$520,669	$(4,766,750)	$(6,562,647)	$58,123,989

	Class I		Class S*
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	April 29, 2005(1) to December 31, 2005
High Yield Bond (Number of Shares)
Shares sold	57,362,454	8,332,743	5,240,381	21,482,771
Dividends reinvested	304,972	337,919	687,225	363,922
Shares redeemed	(35,116,456)	(6,453,303)	(27,201,633)	(572,666)
Net increase (decrease) in shares outstanding	22,550,970	2,217,359	(21,274,027)	21,274,027

High Yield Bond ($)
Shares sold	$172,078,517	$25,112,771	$15,672,623	$64,232,942
Dividends reinvested	913,402	1,031,023	2,051,671	1,096,751
Shares redeemed	(105,085,832)	(19,767,938)	(81,603,314)	(1,703,340)
Net increase (decrease)	$67,906,082	$6,375,856	$(63,879,020)	$63,626,353

	Class I		Class S
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
International Value (Number of Shares)
Shares sold	4,493,760	8,445,063	60,425	159,262
Dividends reinvested	130,830	2,166,396	932	11,004
Shares redeemed	(1,691,419)	(3,844,026)	(11,869)	(44,052)
Net increase in shares outstanding	2,933,171	6,767,433	49,488	126,214

International Value ($)
Shares sold	$62,307,721	$101,423,586	$849,642	$1,915,372
Dividends reinvested	1,846,010	25,020,025	13,291	128,897
Shares redeemed	(23,175,726)	(46,210,447)	(165,741)	(542,898)
Net increase	$40,978,005	$80,233,164	$697,192	$1,501,371

(1)    Commencement of operations.

*      During the six months ended June 30, 2006, there was a full redemption of Class S shares.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING

Under an agreement with The Bank of New York (“BNY”), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The securities purchased with cash collateral received are reflected in the Portfolio of Investments. Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. The Portfolios bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2006, the Portfolios had securities on loan with the following market values:

	Value of Securities Loaned	Value of Collateral
MidCap Opportunities	$23,511,331	$23,994,855
SmallCap Opportunities	54,677,497	56,018,692
International Value	34,721,192	35,315,109

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

Non-Diversified. Real Estate is classified as a non-diversified investment company under the Investment Company Act, which means that the Portfolio is not limited in the proportion of its assets in a single issuer. The investment of a large percentage of a Portfolio’s assets in the securities of a small number of issuers may cause the Portfolio’s share price to fluctuate more than that of a diversified investment company.

NOTE 13 — CREDIT RISK AND DEFAULTED SECURITIES

Although each Portfolio, except Real Estate, has a diversified portfolio, High Yield Bond Portfolio invests substantially in lower rated and comparable quality unrated high yield securities. Investments in high yield securities are accompanied by a greater degree of credit risk and such lower rated securities tend to be more sensitive to economic conditions than higher rated securities.

The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer. It is each Portfolio’s accounting practice to discontinue accrual of income and provide an estimate for probable losses due to unpaid interest income on defaulted securities for the current reporting period.

NOTE 14 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	Ordinary Income	Ordinary income	Long-Term Capital Gains
Financial Services	$ 223,923	$ 1,510,808	$ 200,344
High Yield Bond	3,341,923	3,166,057	—
International Value	1,859,301	12,838,438	12,310,484
Real Estate	588,763	1,403,972	—

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 14 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2005 were:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post-October Capital Losses Deferred	Post-October Currency Losses Deferred	Capital Loss Carryforwards	Expiration Dates
Real Estate	$1,249,783	$1,369,092	$6,724,787	$—	$—	$—	—
Large Cap Growth	—	8,800	333,503	—	—	—	—
MidCap Opportunities	—	—	20,938,718	—	—	(39,857,458)	2008
						(26,720,122)	2009
						(1,322,140)	2010
						$(67,899,720)
SmallCap Opportunities	—	—	31,345,779	—	—	$(39,529,190)	2010
						(440,045)	2011
						$(39,969,235)
Financial Services	170,631	194,873	5,436,538	—	—	—	—
High Yield Bond	13,142	—	(289,201)	(181,609)	—	(986,921)	2007
						(1,985,982)	2008
						(2,658,631)	2009
						(1,198,181)	2010
						$(6,829,715)
International Value	7,171,415	17,733,790	33,567,929	—	(98,684)	—	—

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely- than-not to be sustained as of the adoption date. As of June 30, 2006, the Funds are currently assessing the impact, if any, that will result from adopting FIN 48.

NOTE 15 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Portfolio’s Board, the following securities held in High Yield Bond have been deemed to be illiquid. The Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets, at market value, at time of purchase. Fair value for these securities was determined by ING Funds Valuation Committee appointed by the Portfolio’s Board of Trustees.

Security	Shares	Initial Acquisition Date	Cost	Value	Percent of Net Assets
Dayton Superior Corp.	195	8/07/00	$ 2,792	$ 2	0.0%
Jordan Telecommunications	150	1/31/00	—	3,243	0.0%
Travelcenters of America	62	9/23/05	78	74	0.0%

NOTE 16 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

In 2004, ING Investments reported to the Boards of Directors/Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep N.V., including ING Investments (collectively, “ING”), on their own initiative, have conducted, through

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 16 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

ING Investments has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC (“IFD”), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, in 2004 ING Investments reported to the Board that, at that time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•      Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•      ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•      In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 16 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

these areas. Nonetheless, ING Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•      ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. ING Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•      ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•      The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•      ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•      ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of investments have been named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation concerning ING’s administration of the New Hampshire state employees deferred compensation plan. ING is cooperating with this regulator to resolve the matter. Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 16 — SUBSEQUENT EVENTS

Subsequent to June 30, 2006, the following Portfolio declared dividends from net investment income:

	Per Share Amount	Payable Date	Record Date
Real Estate
Class I	$0.1123	July 6, 2006	June 30, 2006
Class S	$0.1090	July 6, 2006	June 30, 2006
Financial Services
Class I	$0.0434	July 6, 2006	June 30, 2006
Class S	$0.0358	July 6, 2006	June 30, 2006
High Yield Bond
Class I	$0.0186	October 1, 2006	Daily
International Value
Class I	$0.1786	July 6, 2006	June 30, 2006
Class S	$0.1704	July 6, 2006	June 30, 2006

On July 13, 2006, the Board of Trustees of ING Variable Products Trust approved a proposal to reorganize the following “Disappearing Portfolio” into the following “Surviving Portfolio” (the “Reorganization”):

Disappearing Portfolio	Surviving Portfolio
ING VP LargeCap Growth Portfolio	ING Mercury LargeCap Growth Portfolio

The proposed Reorganization is subject to approval by shareholders of the Disappearing Portfolio. If shareholder approval is obtained, it is expected that the Reorganization would take place during the last quarter of 2006.

PORTFOLIO OF INVESTMENTS

ING VP REAL ESTATE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006

(as a percent of net assets)

* Includes short-term investments related to
U.S. government agency obligations.

Portfolio holdings are subject to change daily.

Shares		Value

REAL ESTATE INVESTMENT TRUSTS: 95.8%

	Apartments: 20.9%
21,400	American Campus Communities, Inc.	$531,790
93,300	Archstone-Smith Trust	4,746,171
38,510	AvalonBay Communities, Inc.	4,259,976
38,800	BRE Properties	2,134,000
43,480	Camden Property Trust	3,197,954
102,900	Equity Residential	4,602,717
29,300	GMH Communities Trust	386,174
35,100	Post Properties, Inc.	1,591,434
38,400	United Dominion Realty Trust, Inc.	1,075,584
		22,525,800
	Diversified: 6.6%
34,800	Liberty Property Trust	1,538,160
45,900	Vornado Realty Trust	4,477,545
29,600	Washington Real Estate Investment Trust	1,086,320
		7,102,025
	Health Care: 2.5%
85,200	Omega Healthcare Investors, Inc.	1,126,344
47,400	Ventas, Inc.	1,605,912
		2,732,256
	Hotels: 8.0%
51,100	FelCor Lodging Trust, Inc.	1,110,914
169,201	Host Marriott Corp.	3,700,426
23,900	LaSalle Hotel Properties	1,106,570
77,600	Strategic Hotel Capital, Inc.	1,609,424
36,400	Sunstone Hotel Investors, Inc.	1,057,784
		8,585,118
	Office Property: 22.9%
36,500	BioMed Realty Trust, Inc.	$1,092,810
52,900	Boston Properties, Inc.	4,782,160
38,350	Corporate Office Properties Trust SBI MD	1,613,768
127,600	Equity Office Properties Trust	4,658,676
48,200	Highwoods Properties, Inc.	1,743,876
15,600	Kilroy Realty Corp.	1,127,100
59,600	Maguire Properties, Inc.	2,096,132
52,500	Reckson Associates Realty Corp.	2,172,450
30,300	SL Green Realty Corp.	3,316,941
70,410	Trizec Properties, Inc.	2,016,542
		24,620,455
	Regional Malls: 13.3%
56,600	General Growth Properties, Inc.	2,550,396
44,800	Macerich Co.	3,144,960
83,300	Simon Property Group LP	6,908,902
41,200	Taubman Centers, Inc.	1,685,080
		14,289,338
	Shopping Centers: 10.2%
46,100	Acadia Realty Trust	1,090,265
38,700	Developers Diversified Realty Corp.	2,019,366
46,000	Federal Realty Investment Trust	3,220,000
26,100	Heritage Property Investment Trust	911,412
22,900	Pan Pacific Retail Properties, Inc.	1,588,573
34,300	Regency Centers Corp.	2,131,745
		10,961,361
	Storage: 4.0%
34,500	Extra Space Storage, Inc.	560,280
35,200	Public Storage, Inc.	2,671,680
17,200	Shurgard Storage Centers, Inc.	1,075,000
		4,306,960
	Warehouse: 7.4%
52,900	AMB Property Corp.	2,674,095
102,100	Prologis	5,321,453
		7,995,548
	Total Real Estate Investment Trusts (Cost $88,335,664)	103,118,861

COMMON STOCK: 2.0%

	Lodging: 2.0%
35,700	Starwood Hotels & Resorts	2,154,138
		2,154,138
	Total Common Stock (Cost $1,827,542)	2,154,138
	Total Long-Term Investments (Cost $90,163,206)	105,272,999

Principal Amount		Value

SHORT-TERM INVESTMENTS: 2.1%
	U.S. Government Agency Obligations: 2.1%
$2,311,094	Federal Home Loan Bank, 4.700%, due 07/03/06	2,311,094
		2,311,094

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP REAL ESTATE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
	Total U.S. Government Agency Obligations (Cost $2,311,094)		$2,311,094
	Total Short-Term Investments (Cost $2,311,094)		2,311,094
	Total Investments In Securities (Cost $92,474,300)*	99.9%	$107,584,093
	Other Assets and Liabilities-Net	0.1	79,640
	Net Assets	100.0%	$107,663,733

* Cost for federal income tax purposes is $92,078,414.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$15,620,552
	Gross Unrealized Depreciation		(114,873)
	Net Unrealized Appreciation		$15,505,679

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP LARGECAP GROWTH PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006

(as a percent of net assets)

* Includes short-term investments related to repurchase
agreement and securities lending collateral.

(1) Includes seven industries, which each represents
2.0% - 3.1% of net assets.

(2) Includes seven industries, which each represents
< 2.0% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.0%

		Aerospace/Defense: 6.8%
1,010		Boeing Co.	$82,729
910		General Dynamics Corp.	59,569
			142,298
		Banks: 5.7%
1,480		Commerce BanCorp., Inc.	52,792
610	@@	UBS AG	66,917
			119,709
		Biotechnology: 2.7%
470	@	Amgen, Inc.	30,658
270	@	Genzyme Corp.	16,484
250	@	Vertex Pharmaceuticals, Inc.	9,178
			56,320
		Coal: 0.6%
210		Peabody Energy Corp.	11,708
			11,708
		Commercial Services: 3.3%
100		Corporate Executive Board Co.	10,020
620		Equifax, Inc.	21,291
160		Manpower, Inc.	10,336
510		Moody’s Corp.	27,775
			69,422
		Computers: 7.8%
540	@	Apple Computer, Inc.	30,845
490		Hewlett-Packard Co.	15,523
2,510	@	Network Appliance, Inc.	88,603
560	@	Sandisk Corp.	$28,549
			163,520
		Diversified Financial Services: 10.9%
170		Chicago Mercantile Exchange	83,496
742		Countrywide Financial Corp.	28,255
680		Franklin Resources, Inc.	59,031
220		Legg Mason, Inc.	21,894
1,140	@	Nasdaq Stock Market, Inc.	34,086
			226,762
		Electric: 1.4%
490		TXU Corp.	29,297
			29,297
		Electronics: 0.7%
140	@@	Garmin Ltd.	14,762
			14,762
		Engineering & Construction: 2.2%
500		Fluor Corp.	46,465
			46,465
		Food: 1.1%
360		Whole Foods Market, Inc.	23,270
			23,270
		Healthcare-Products: 4.2%
1,870		Medtronic, Inc.	87,740
			87,740
		Healthcare-Services: 3.8%
1,770		UnitedHealth Group, Inc.	79,261
			79,261
		Insurance: 0.9%
760		Progressive Corp.	19,540
			19,540
		Internet: 3.5%
150	@	Google, Inc.	62,900
250	@	Monster Worldwide, Inc.	10,665
			73,565
		Lodging: 1.9%
670		Starwood Hotels & Resorts	40,428
			40,428
		Media: 2.8%
480	@	Viacom, Inc. - Class B	17,203
1,347		Walt Disney Co.	40,410
			57,613
		Mining: 3.0%
1,270	@@	Cameco Corp.	50,762
470	@@	Cia Vale do Rio Doce ADR	11,299
			62,061
		Miscellaneous Manufacturing: 3.5%
630		Danaher Corp.	40,522
1,010		General Electric Co.	33,290
			73,812
		Oil & Gas-Products: 1.1%
490	@@	Petro - Canada	23,231
			23,231

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP LARGECAP GROWTH PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares				Value
		Oil & Gas Services: 2.0%
570		Halliburton Co.		$42,300
				42,300
		Pharmaceuticals: 11.4%
1,525	@@	AstraZeneca PLC ADR		91,226
840	@,@@	Elan Corp. PLC ADR		14,028
350	@	Gilead Sciences, Inc.		20,706
1,210	@@	Sanofi-Synthelabo SA ADR		58,927
2,840		Schering-Plough Corp.		54,045
				238,932
		Semiconductors: 3.1%
610		Linear Technology Corp.		20,429
990	@,@@	Marvell Technology Group Ltd.		43,887
				64,316
		Software: 6.0%
1,470	@	Adobe Systems, Inc.		44,629
970	@	Autodesk, Inc.		33,426
520	@@	SAP AG ADR		27,310
500	@,@@	TomTom		19,435
				124,800
		Telecommunications: 6.3%
610	@@	America Movil SA de CV ADR		20,289
710	@	American Tower Corp.		22,095
2,760	@	Cisco Systems, Inc.		53,903
860		Qualcomm, Inc.		34,460
				130,747
		Transportation: 2.3%
590		United Parcel Service, Inc.		48,604
				48,604
		Total Common Stock (Cost $1,949,954)		2,070,483
		Total Investments In Securities (Cost $1,949,954)*	99.0%	$2,070,483
		Other Assets and Liabilities-Net	1.0	21,608
		Net Assets	100.0%	$2,092,091

@ Non-income producing security
@@ Foreign Issuer
ADR American Depositary Receipt
* Cost for federal income tax purposes is $1,951,850.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation			$240,817
	Gross Unrealized Depreciation			(122,184)
	Net Unrealized Appreciation			$118,633

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP MIDCAP OPPORTUNITIES PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006

(as a percent of net assets)

* Includes short-term investments related to repurchase
agreement and securities lending collateral.

(1) Includes nine industries, which each represents
1.5% - 3.0% of net assets.

(2) Includes ten industries, which each represents
< 1.5% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 98.6%

		Aerospace/Defense: 1.6%
45,800		Goodrich Corp.	$1,845,282
			1,845,282
		Apparel: 4.6%
29,200	@,L	Carter’s, Inc.	771,756
84,500	@	Coach, Inc.	2,526,550
44,100	@,@@	Gildan Activewear, Inc.	2,072,700
			5,371,006
		Banks: 1.5%
22,970		Zions Bancorporation	1,790,282
			1,790,282
		Biotechnology: 1.0%
23,900	@,L	Celgene Corp.	1,133,577
			1,133,577
		Chemicals: 1.3%
37,000	L	Ecolab, Inc.	1,501,460
			1,501,460
		Coal: 0.9%
18,500		Peabody Energy Corp.	1,031,375
			1,031,375
		Commercial Services: 1.3%
15,700		Corporate Executive Board Co.	1,573,140
			1,573,140
		Computers: 3.0%
35,456	@	Micros Systems, Inc.	$1,548,718
37,900	@	Sandisk Corp.	1,932,142
			3,480,860
		Distribution/Wholesale: 0.8%
14,300	@	Wesco International, Inc.	986,700
			986,700
		Diversified Financial Services: 3.0%
21,800	@	E*Trade Financial Corp.	497,476
26,600	@	Investment Technology Group, Inc.	1,352,876
17,000		Legg Mason, Inc.	1,691,840
			3,542,192
		Electrical Components & Equipment: 2.0%
50,200		Ametek, Inc.	2,378,476
			2,378,476
		Electronics: 0.6%
13,900	@	Thomas & Betts Corp.	713,070
			713,070
		Energy-Alternate Sources: 0.6%
42,200	@,L	KFX, Inc.	644,816
			644,816
		Engineering & Construction: 2.4%
62,700	@	McDermott International, Inc.	2,850,969
			2,850,969
		Entertainment: 2.2%
66,500		International Game Technology	2,523,010
			2,523,010
		Healthcare-Products: 10.0%
30,000		CR Bard, Inc.	2,197,800
40,300	@	Gen-Probe, Inc.	2,175,394
83,300	@,L	Hologic, Inc.	4,111,688
34,600	@	Kyphon, Inc.	1,327,256
103,100	@,L	PSS World Medical, Inc.	1,819,715
			11,631,853
		Healthcare-Services: 6.5%
62,300	@	Community Health Systems, Inc.	2,289,525
46,120	@	Coventry Health Care, Inc.	2,533,833
25,900	@	Laboratory Corp. of America Holdings	1,611,757
30,100	@	Lincare Holdings, Inc.	1,138,984
			7,574,099
		Home Furnishings: 0.8%
10,600		Harman International Industries, Inc.	904,922
			904,922
		Household Products/Wares: 1.6%
26,300		Fortune Brands, Inc.	1,867,563
			1,867,563

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP MIDCAP OPPORTUNITIES PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares				Value
		Insurance: 1.4%
33,900	@,L	ProAssurance Corp.		$1,633,302
				1,633,302
		Internet: 1.6%
73,200	@,L	aQuantive, Inc.		1,854,156
				1,854,156
		Lodging: 2.8%
23,500	L	Harrah’s Entertainment, Inc.		1,672,730
58,100	L	Hilton Hotels Corp.		1,643,068
				3,315,798
		Machinery-Diversified: 1.6%
25,800		Rockwell Automation, Inc.		1,857,858
				1,857,858
		Miscellaneous Manufacturing: 5.9%
27,600	@	Cooper Industries Ltd.		2,564,592
32,800		ITT Industries, Inc.		1,623,600
58,900		Roper Industries, Inc.		2,753,575
				6,941,767
		Oil & Gas: 0.6%
15,000	L	ENSCO International, Inc.		690,300
				690,300
		Oil & Gas Services: 5.7%
51,900	@	Cameron International Corp.		2,479,263
21,100	@,L	National-Oilwell, Inc.		1,336,052
23,600	L	Smith International, Inc.		1,049,492
34,400	@,L	Veritas DGC, Inc.		1,774,352
				6,639,159
		Pharmaceuticals: 7.0%
21,200		Allergan, Inc.		2,273,912
68,100	@	Hospira, Inc.		2,924,214
51,900	@	Medco Health Solutions, Inc.		2,972,832
				8,170,958
		Retail: 7.1%
36,300		Abercrombie & Fitch Co.		2,012,109
29,500	@	Childrens Place		1,771,475
47,158	@	Office Depot, Inc.		1,792,004
18,000	@,L	Panera Bread Co.		1,210,320
26,500	@,L	Pantry, Inc.		1,524,810
				8,310,718
		Semiconductors: 6.6%
70,400	@, @@	ASML Holding NV		1,423,488
54,900	L	Linear Technology Corp.		1,838,601
22,900	@,@@	Marvell Technology Group Ltd.		1,015,157
31,000	@	MEMC Electronic Materials, Inc.		1,162,500
96,700		National Semiconductor Corp.		2,306,295
				7,746,041
		Software: 8.0%
40,800	@,L	Adobe Systems, Inc.		1,238,688
18,100	@	Ansys, Inc.		865,542
32,300	@,L	Autodesk, Inc.		1,113,058
61,700	@	Citrix Systems, Inc.		2,476,638
28,400	@	D&B Corp.		1,978,912
28,500	@	Intuit, Inc.		1,721,115
				9,393,953
		Telecommunications: 4.6%
161,500	@	Arris Group, Inc.		$2,118,880
32,600	@,L	NII Holdings, Inc.		1,837,988
107,100	@	Tellabs, Inc.		1,425,501
				5,382,369
		Total Common Stock (Cost $104,207,978)		115,281,031

Principal Amount				Value

SHORT-TERM INVESTMENTS: 21.4%
		Repurchase Agreement: 0.9%
$976,000		Goldman Sachs Repurchase Agreement dated 06/31/06, 5.230%, due 07/03/06, $976,425 to be received upon repurchase (Collateralized by $1,011,000 Federal Home Loan Mortgage Corporation, 5.250% Market Value plus accrued interest $996,322, due 4/18/16)		976,000
		Total Repurchase Agreement (Cost $976,000)		976,000
		Securities Lending Collateralcc: 20.5%
23,994,855		The Bank of New York Institutional Cash Reserves Fund		23,994,855
		Total Securities Lending Collateral (Cost $23,994,855)		23,994,855
		Total Short-Term Investments (Cost $24,970,855)		24,970,855

		Total Investments In Securities (Cost $129,178,833)*	120.0%	$140,251,886
		Other Assets and Liabilities-Net	(20.0)	(23,364,977)
		Net Assets	100.0%	$116,886,909

@ Non-income producing security
@@ Foreign Issuer
cc Securities purchased with cash collateral for securities loaned.
I Illiquid security
L Loaned security, a portion or all of the security is on loan at June 30, 2006.
* Cost for federal income tax purposes is $129,195,872.
Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$14,377,533
		Gross Unrealized Depreciation		(3,321,519)
		Net Unrealized Appreciation		$11,056,014

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006

(as a percent of net assets)

 *      Includes short-term investments related to repurchase agreement and securities lending collateral.

(1)     Includes thirteen industries, which each represents 1.0% - 3.3% of net assets.

(2)     Includes twelve industries, which each represents < 1.0% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 97.4%
		Aerospace/Defense: 0.7%
28,600		DRS Technologies, Inc.	$1,394,250
			1,394,250
		Apparel: 2.7%
64,402	@	Carter’s, Inc.	1,702,145
34,500	@,L	CROCS, Inc.	867,675
40,600	@,@@,L	Gildan Activewear, Inc.	1,908,200
61,100	@,L	Warnaco Group, Inc.	1,141,348
			5,619,368
		Banks: 1.4%
17,000		Texas Regional Bancshares, Inc.	644,640
65,000		Whitney Holding Corp.	2,299,050
			2,943,690
		Biotechnology: 1.5%
61,700	@,L	Integra LifeSciences Holdings Corp.	2,394,577
22,800	@,L	Myogen, Inc.	661,200
			3,055,777
		Chemicals: 1.9%
39,100		Albemarle Corp.	1,872,108
10,800		MacDermid, Inc.	311,040
80,600	L	UAP Holding Corp.	1,757,886
			3,941,034
		Commercial Services: 6.3%
35,700	@	Advisory Board Co.	1,716,813
30,000	L	Arbitron, Inc.	1,149,900
22,000	@	Bright Horizons Family Solutions, Inc.	$829,180
24,400		Chemed Corp.	1,330,532
104,100	@,L	DiamondCluster International, Inc.	824,472
58,700	@,L	FTI Consulting, Inc.	1,571,399
79,700	@	Gaiam, Inc.	1,117,394
61,950	L	Healthcare Services Group	1,297,853
41,300	@,L	Huron Consulting Group, Inc.	1,449,217
62,600	@,L	Navigant Consulting, Inc.	1,417,890
16,800	@,L	Resources Connection, Inc.	420,336
			13,124,986
		Computers: 3.3%
59,800	@	Electronics for Imaging	1,248,624
53,800	@	Kronos, Inc.	1,948,098
50,458	@	Micros Systems, Inc.	2,204,005
90,900	@,L	Palm, Inc.	1,463,490
			6,864,217
		Distribution/Wholesale: 3.7%
49,600	@,L	Aviall, Inc.	2,356,992
44,400	@	Brightpoint, Inc.	600,732
46,125	@	Nuco2, Inc.	1,108,845
31,123		Pool Corp.	1,357,896
33,000	@	Wesco International, Inc.	2,277,000
			7,701,465
		Diversified Financial Services: 1.5%
36,400		International Securities Exchange, Inc.	1,385,748
38,900	L	Nuveen Investments, Inc.	1,674,645
			3,060,393
		Electronics: 3.2%
82,100		Keithley Instruments, Inc.	1,045,133
42,263	@,L	Measurement Specialties, Inc.	941,197
133,600		Symbol Technologies, Inc.	1,441,544
41,200	@	Thomas & Betts Corp.	2,113,560
23,800	@	Trimble Navigation Ltd.	1,062,432
			6,603,866
		Engineering & Construction: 0.7%
31,100	@	EMCOR Group, Inc.	1,513,637
			1,513,637
		Entertainment: 0.8%
36,900	@,L	Scientific Games Corp.	1,314,378
12,725	@,L	Shuffle Master, Inc.	417,126
			1,731,504
		Equity Fund: 4.3%
80,230	L	iShares Russell 2000 Growth Index Fund	5,897,707
43,300	L	iShares Russell 2000 Index Fund	3,113,270
			9,010,977
		Healthcare-Products: 4.6%
44,700	@,L	Arthrocare Corp.	1,877,847
41,900	@	DJ Orthopedics, Inc.	1,543,177
41,700	@	Gen-Probe, Inc.	2,250,966
21,200	@	Haemonetics Corp.	986,012
42,304	@	Kyphon, Inc.	1,622,781
24,000		LCA-Vision, Inc.	1,269,840
			9,550,623

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Healthcare-Services: 4.0%
32,300	@,L	Amedisys, Inc.	$1,224,170
18,500	@	Magellan Health Services, Inc.	838,235
43,300	@	Pediatrix Medical Group, Inc.	1,961,490
84,500	@,L	Psychiatric Solutions, Inc.	2,421,770
28,445	@,L	United Surgical Partners International, Inc.	855,341
21,000	@,L	WellCare Health Plans, Inc.	1,030,050
			8,331,056
		Housewares: 0.9%
42,200		Toro Co.	1,970,740
			1,970,740
		Insurance: 1.8%
64,800	@@	Aspen Insurance Holdings Ltd.	1,509,192
24,300	@@	Max Re Capital Ltd.	530,712
9,096	@	Philadelphia Consolidated Holding Co.	276,155
32,347	@	ProAssurance Corp.	1,558,478
			3,874,537
		Internet: 4.3%
48,500	@	24/7 Real Media, Inc.	425,830
44,662	@,L	Digital Insight Corp.	1,531,460
35,500	@,L	F5 Networks, Inc.	1,898,540
15,800	@,L	Nutri/System, Inc.	981,654
88,500	@,L	Openwave Systems, Inc.	1,021,290
88,300	@,L	Sapient Corp.	467,990
102,600	@,L	Valueclick, Inc.	1,574,910
34,000	@,L	WebEx Communications, Inc.	1,208,360
			9,110,034
		Iron/Steel: 1.7%
30,100		Allegheny Technologies, Inc.	2,084,124
19,700	L	Cleveland-Cliffs, Inc.	1,562,013
			3,646,137
		Leisure Time: 0.8%
36,300	@,L	Life Time Fitness, Inc.	1,679,601
			1,679,601
		Lodging: 0.6%
115,600	@	Red Lion Hotels Corp.	1,265,820
			1,265,820
		Machinery-Diversified: 2.0%
9,500	@	Middleby Corp.	822,320
30,100		Nordson Corp.	1,480,318
52,900		Wabtec Corp.	1,978,460
			4,281,098
		Metal Fabricate/Hardware: 0.8%
30,950	@	NS Group, Inc.	1,704,726
			1,704,726
		Mining: 0.3%
129,500	L	Coeur d’Alene Mines Corp.	622,895
			622,895
		Miscellaneous Manufacturing: 0.3%
12,000	@,L	Ceradyne, Inc.	593,880
			593,880
		Oil & Gas: 4.5%
28,700		Cabot Oil & Gas Corp.	$1,406,300
6,500	@	Carrizo Oil & Gas, Inc.	203,515
85,800	@,L	EXCO Resources, Inc.	978,120
10,300		Holly Corp.	496,460
81,700	@,L	McMoRan Exploration Co.	1,437,920
17,900	@,L	Plains Exploration & Production Co.	725,666
49,500	@	Southwestern Energy Co.	1,542,420
46,200	@	Unit Corp.	2,628,318
			9,418,719
		Oil & Gas Services: 4.0%
63,500	@	Dresser-Rand Group, Inc.	1,490,980
35,700	@	FMC Technologies, Inc.	2,408,322
31,500	@	Helix Energy Solutions	1,271,340
23,900	@,L	Oil States International, Inc.	819,292
69,500	@	Superior Energy Services	2,356,050
			8,345,984
		Packaging & Containers: 0.7%
20,750	L	Greif, Inc.	1,555,420
			1,555,420
		Pharmaceuticals: 5.6%
78,300	@,L	Alkermes, Inc.	1,481,436
33,800	@,L	Amylin Pharmaceuticals, Inc.	1,668,706
66,600	@,L	Cubist Pharmaceuticals, Inc.	1,676,988
82,100	@,L	HealthExtras, Inc.	2,481,062
72,700	@	MGI Pharma, Inc.	1,563,050
57,800	@,L	Sciele Pharma, Inc.	1,340,382
25,600	@,L	United Therapeutics Corp.	1,478,912
			11,690,536
		Real Estate Investment Trust: 0.8%
19,900		Digital Realty Trust, Inc.	491,331
89,600		Omega Healthcare Investors, Inc.	1,184,512
			1,675,843
		Retail: 5.1%
45,800	@,L	Burger King Holdings, Inc.	721,350
62,100	L	Cash America International, Inc.	1,987,200
21,600	@	Childrens Place	1,297,080
52,800	@,L	GameStop Corp.	2,217,600
73,900	@,L	Morton’s Restaurant Group, Inc.	1,132,148
19,143	@	Pacific Sunwear of California	343,234
24,800	L	Ruby Tuesday, Inc.	605,368
40,327	@,L	Sonic Corp.	838,398
29,000	@	Tractor Supply Co.	1,602,830
			10,745,208
		Savings & Loans: 1.0%
146,200	L	NewAlliance Bancshares, Inc.	2,092,122
			2,092,122
		Semiconductors: 7.5%
81,400	@,L	Actel Corp.	1,168,090
94,600	@,L	Axcelis Technologies, Inc.	558,140
174,100	@,L	Entegris, Inc.	1,659,173
31,500	@	Fairchild Semiconductor International, Inc.	572,355
38,100	@	Formfactor, Inc.	1,700,403
83,000	@,L	Integrated Device Technology, Inc.	1,176,940

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Semiconductors (continued)
64,400	@,L	Micrel, Inc.	$644,644
64,500		Microsemi Corp.	1,572,510
50,900	@	Power Integrations, Inc.	889,732
104,500	@,L	Semtech Corp.	1,510,025
61,400	@,L	Tessera Technologies, Inc.	1,688,500
39,750	@,L	Varian Semiconductor Equipment Associates, Inc.	1,296,248
79,000	@,@@	Verigy Ltd.	1,245,830
			15,682,590
		Software: 7.0%
102,300	@	Activision, Inc.	1,164,174
44,400	@	Ansys, Inc.	2,123,208
45,600	@	Filenet Corp.	1,228,008
28,300		Global Payments, Inc.	1,373,965
124,800	@,L	Informatica Corp.	1,642,368
74,100		MoneyGram International, Inc.	2,515,695
68,500	@,L	Progress Software Corp.	1,603,585
69,400	@,L	THQ, Inc.	1,499,040
73,419	@,L	Witness Systems, Inc.	1,480,861
			14,630,904
		Storage/Warehousing: 0.8%
60,000	@,L	Mobile Mini, Inc.	1,755,600
			1,755,600
		Telecommunications: 3.1%
64,700		Adtran, Inc.	1,451,221
118,900	@,L	Arris Group, Inc.	1,559,968
137,580	@,L	Powerwave Technologies, Inc.	1,254,730
88,800	@	SBA Communications Corp.	2,321,232
			6,587,151
		Transportation: 3.2%
56,200		Forward Air Corp.	2,289,026
96,000	@	HUB Group, Inc.	2,354,880
70,500		Knight Transportation, Inc.	1,424,100
22,100	@	PHI, Inc.	733,720
			6,801,726
		Total Common Stock (Cost $178,129,644)	204,178,114

Principal Amount			Value

SHORT-TERM INVESTMENTS: 29.3%
	Repurchase Agreement: 2.6%
$5,309,000	Morgan Stanley Repurchase Agreement dated 06/31/06, 5.200%, due 07/03/06, $5,311,301 to be received upon repurchase (Collateralized by $5,460,000 Federal Home Loan Mortgage Association, Discount Note Market Value $5,415,774, due 08/25/06)		5,309,000
	Total Repurchase Agreement (Cost $5,309,000)		5,309,000
	Securities Lending Collateralcc: 26.7%
56,018,692	The Bank of New York Institutional
	Cash Reserves Fund		56,018,692
	Total Securities Lending Collateral (Cost $56,018,692)		$56,018,692
	Total Short-Term Investments (Cost $61,327,692)		61,327,692

	Total Investments In Securities (Cost $239,457,336)*	126.7%	$265,505,806
	Other Assets and Liabilities-Net	(26.7)	(55,953,858)
	Net Assets	100.0%	$209,551,948

@            Non-income producing security

@@        Foreign Issuer

cc            Securities purchased with cash collateral for securities loaned.

L              Loaned security, a portion or all of the security is on loan at June 30, 2006.

*              Cost for federal income tax purposes is $239,480,053.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$33,527,384
Gross Unrealized Depreciation	(7,501,631)
Net Unrealized Appreciation	$26,025,753

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP FINANCIAL SERVICES PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006

(as a percent of net assets)

*       Includes short-term investments related to repurchase agreement.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 97.6%
		Banks: 25.7%
27,200		Associated Banc-Corp.	$857,616
80,848		Bank of America Corp.	3,888,789
68,723		Bank of New York	2,212,881
40,705		Prosperity Bancshares, Inc.	1,338,787
84,718		US Bancorp.	2,616,092
47,417		Wachovia Corp.	2,564,311
62,954		Wells Fargo & Co.	4,222,954
13,234		Zions Bancorporation	1,031,458
			18,732,888
		Diversified Financial Services: 38.6%
28,559	@	Affiliated Managers Group	2,481,492
24,245		American Express Co.	1,290,319
24,467		Capital One Financial Corp.	2,090,705
14,073		CIT Group, Inc.	735,877
89,017		Citigroup, Inc.	4,294,180
55,022		Countrywide Financial Corp.	2,095,238
18,523		Fannie Mae	890,956
15,342		Franklin Resources, Inc.	1,331,839
19,695		Freddie Mac	1,122,812
13,890		Goldman Sachs Group, Inc.	2,089,473
79,266		JPMorgan Chase & Co.	3,329,172
11,152		Lehman Brothers Holdings, Inc.	726,553
37,516		Merrill Lynch & Co., Inc.	2,609,613
37,965		Morgan Stanley	2,399,768
40,300		TD Ameritrade Holding Corp.	596,843
			28,084,840
		Home Builders: 1.2%
38,056		DR Horton, Inc.	906,494
			906,494
		Insurance: 29.0%
34,694	@@	ACE Ltd	$1,755,169
30,459		Aflac, Inc.	1,411,775
46,432		American International Group, Inc.	2,741,810
61,800	@@	Axis Capital Holdings Ltd.	1,768,098
47,300	@	Conseco, Inc.	1,092,630
42,500	@@	Endurance Specialty Holdings Ltd.	1,360,000
31,393		Genworth Financial, Inc.	1,093,732
16,585		Hartford Financial Services Group, Inc.	1,403,091
26,700	@@	IPC Holdings Ltd.	658,422
14,539		Lincoln National Corp.	820,581
37,500		Metlife, Inc.	1,920,375
18,601		PMI Group, Inc.	829,233
18,085		Prudential Financial, Inc.	1,405,205
11,659		Radian Group, Inc.	720,293
35,588		St. Paul Cos.	1,586,513
16,000	@@	Willis Group Holdings Ltd.	513,600
			21,080,527
		Real Estate Investment Trusts: 1.1%
36,925		KKR Financial Corp.	768,409
			768,409
		Software: 2.0%
17,477		First Data Corp.	787,163
13,800	@	Mastercard, Inc.	662,400
			1,449,563
		Total Common Stock (Cost $66,025,621)	71,022,721

Principal Amount			Value

SHORT-TERM INVESTMENTS: 2.4%
	Repurchase Agreement: 2.4%
$1,758,000	Goldman Sach Repurchase Agreement dated 6/30/06, 5.230%, due 07/03/06, $1,758,766 to be received upon repurchase (Collateralized by $1,820,000 Federal Home Loan Mortgage Corporation, 5.250% Market Value plus accrued interest $1,793,577, due 04/18/16)		1,758,000
	Total Short-Term Investments (Cost $1,758,000)		1,758,000
	Total Investments In Securities (Cost $67,783,621)*	100.0%	$72,780,721
	Other Assets and Liabilities-Net	0.00	(4,755)
	Net Assets	100.0%	$72,775,966

@            Non-income producing security

@@        Foreign Issuer

*              Cost for federal income tax purposes is $68,015,161.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,532,936
Gross Unrealized Depreciation	(767,376)
Net Unrealized Appreciation	$4,765,560

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation
as of June 30, 2006
(as a percent of net assets)

Corporate Bond/Note	93.6%

Repurchase Agreements	5.0%

Common Stock	1.8%

Preferred Stock	0.1%

Warrants	0.1%

Other Assets and Liabilities, Net	(0.6)%

Total	100.0%

Portfolio holdings are subject to change daily.

Principal Amount			Value
CORPORATE BONDS/NOTES: 93.6%
		Advertising: 1.6%
$27,000	C	Lamar Media Corp., 6.625%, due 08/15/15	$25,110
640,000	#,C	RH Donnelley Corp., 6.875%, due 01/15/13	592,000
870,000	#,C,S	RH Donnelley Corp., 8.875%, due 01/15/16	881,963
			1,499,073
		Aerospace/Defense: 1.1%
516,000	C	DRS Technologies, Inc., 6.875%, due 11/01/13	499,230
86,000	C	L-3 Communications Corp., 6.125%, due 01/15/14	82,130
27,000	C	L-3 Communications Corp., 6.375%, due 10/15/15	25,920
355,000	C	L-3 Communications Corp., 7.625%, due 06/15/12	362,100
16,000	C	Orbital Sciences Corp., 9.000%, due 07/15/11	16,800
55,000	C	Sequa Corp., 9.000%, due 08/01/09	58,300
			1,044,480
		Airlines: 0.3%
225,000		American Airlines, Inc., 8.608%, due 04/01/11	233,984
			233,984
		Apparel: 1.5%
215,000	C	Levi Strauss & Co., 10.258%, due 04/01/12	219,838
53,000	C	Perry Ellis International, Inc., 8.875%, due 09/15/13	52,205
435,000	C	Phillips-Van Heusen, 8.125%, due 05/01/13	446,963
665,000	C	Russell Corp., 9.250%, due 05/01/10	699,081
			1,418,087
		Auto Manufacturers: 0.9%
590,000		Ford Motor Co., 7.450%, due 07/16/31	429,225
$465,000	C	General Motors Corp., 8.375%, due 07/15/33	$376,650
			805,875
		Auto Parts & Equipment: 1.8%
513,000	C	Accuride Corp., 8.500%, due 02/01/15	495,045
410,000	C	Lear Corp., 5.750%, due 08/01/14	336,200
415,000	C	Tenneco, Inc., 8.625%, due 11/15/14	416,038
51,000	C	TRW Automotive, Inc., 9.375%, due 02/15/13	54,443
440,000	C	Visteon Corp., 8.250%, due 08/01/10	413,600
			1,715,326
		Building Materials: 2.3%
578,000	@@,C	Ainsworth Lumber Co., Ltd., 6.750%, due 03/15/14	442,170
360,000	C	Goodman Global Holding Co., Inc., 7.875%, due 12/15/12	345,600
85,000	C	Goodman Global Holding Co., Inc., 8.329%, due 06/15/12	85,425
425,000	C	Interline Brands, Inc., 8.125%, due 06/15/14	426,063
515,000	C	Ply Gem Industries, Inc., 9.000%, due 02/15/12	471,225
350,000		Quality Home Brands Hldg., 13.250%, due 06/23/13	353,500
42,000	#,C	RMCC Acquisition Co., 9.500%, due 11/01/12	43,890
6,000	C	Texas Industries, Inc., 7.250%, due 07/15/13	5,970
			2,173,843
		Chemicals: 4.9%
88,000	C	Equistar Chemicals LP, 10.125%, due 09/01/08	93,060
290,000	C	Equistar Chemicals LP, 10.625%, due 05/01/11	312,838
45,000	C	IMC Global, Inc., 10.875%, due 08/01/13	50,288
500,000	@@,#,C	Ineos Group Holdings PLC, 8.500%, due 02/15/16	470,625
795,000	C,S	Lyondell Chemical Co., 9.625%, due 05/01/07	810,900
975,000	@@,C,S	Nova Chemicals Corp., 6.500%, due 01/15/12	901,875
1,000,000	@@,C,S	Nova Chemicals Corp., 8.405%, due 11/15/13	997,500
67,000	C	OM Group, Inc., 9.250%, due 12/15/11	69,345
605,000	C	PolyOne Corp., 8.875%, due 05/01/12	610,294
24,000	@@,C	Rhodia SA, 7.625%, due 06/01/10	23,880
237,000	C	Rockwood Specialties Group, Inc., 10.625%, due 05/15/11	254,479
			4,595,084

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Commercial Services: 2.8%
$470,000	#,C	Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 7.625%, due 05/15/14	$458,250
400,000	#,C	Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 7.750%, due 05/15/16	386,000
24,000	C	Concentra Operating Corp., 9.125%, due 06/01/12	24,960
44,000	C	Corrections Corp. of America, 6.250%, due 03/15/13	41,580
515,000	C	Corrections Corp. of America, 7.500%, due 05/01/11	521,438
37,000	C	Geo Group, Inc., 8.250%, due 07/15/13	37,185
325,000	#,C	Hertz Corp., 8.875%, due 01/01/14	334,750
835,000	C	United Rentals North America, Inc., 7.000%, due 02/15/14	767,156
26,000	C	United Rentals North America, Inc., 7.750%, due 11/15/13	24,830
			2,596,149
		Computers: 0.9%
840,000	#,C,S	Sungard Data Systems Inc., 9.125%, due 08/15/13	875,700
			875,700
		Cosmetics/Personal Care: 0.0%
20,000	C	Revlon Consumer Products Corp., 8.625%, due 02/01/08	18,775
			18,775
		Diversified Financial Services: 5.9%
87,427	C	AES Red Oak, LLC, 8.540%, due 11/30/19	92,672
30,000	+,C	Alamosa Delaware, Inc., 12.000%, due 07/31/09	31,950
595,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	624,098
426,000	C	BCP Crystal US Holdings Corp., 9.625%, due 06/15/14	464,340
41,000	C	E*TRADE Financial Corp., 7.375%, due 09/15/13	41,205
825,000		General Motors Acceptance Corp., 5.125%, due 05/09/08	790,693
40,000		General Motors Acceptance Corp., 5.625%, due 05/15/09	38,071
140,000		General Motors Acceptance Corp., 6.125%, due 02/01/07	139,442
515,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	491,917
1,175,000	C,S	Jostens IH Corp., 7.625%, due 10/01/12	1,145,625
27,000	C	Madison River Capital, LLC/Madison River Finance Corp., 13.250%, due 03/01/10	28,350
332,000	#,C	Rainbow National Services, LLC, 8.750%, due 09/01/12	350,260
20,000	C	Standard Aero Holdings, Inc., 8.250%, due 09/01/14	17,900
11,097	#	TRAINS, 7.651%, due 06/15/15	11,087
$615,000	C	Universal City Florida Holding Co. I/II, 9.899%, due 05/01/10	$638,063
560,000	C	Vanguard Health Holding Co. II, LLC, 9.000%, due 10/01/14	561,400
			5,467,073
		Electric: 5.5%
199,000	C	AES Corp., 7.750%, due 03/01/14	200,990
620,000	#,C	AES Corp., 8.750%, due 05/15/13	666,500
235,000	C	AES Corp., 8.875%, due 02/15/11	247,925
71,000	C	Allegheny Energy Supply, 7.800%, due 03/15/11	74,018
680,000	C	CMS Energy Corp., 7.500%, due 01/15/09	691,900
335,000	C	CMS Energy Corp., 8.500%, due 04/15/11	350,913
59,004	C	Homer City Funding, LLC, 8.734%, due 10/01/26	65,789
49,096	C	LSP Energy LP/LSP Batesville Funding Corp., 7.164%, due 01/15/14	49,509
650,000	C	Midwest Generation, LLC, 8.300%, due 07/02/09	660,156
113,028	C	Midwest Generation, LLC, 8.560%, due 01/02/16	118,750
65,000	C	Midwest Generation, LLC, 8.750%, due 05/01/34	69,225
860,000	#,C,S	Mirant North America, LLC, 7.375%, due 12/31/13	834,200
745,000	C	NRG Energy, Inc., 7.250%, due 02/01/14	728,238
38,768		Reliant Energy Mid-Atlantic Power Holdings, LLC, 9.237%, due 07/02/17	41,893
15,037	#,C	South Point Energy Center, LLC/Broad River Energy, LLC/Rockgen Energy, LLC, 8.400%, due 05/30/12	14,294
310,000	C	TECO Energy, Inc., 7.500%, due 06/15/10	317,750
			5,132,050
		Electrical Components & Equipment: 0.0%
42,000	C	Superior Essex Communications, LLC/Essex Group, Inc., 9.000%, due 04/15/12	42,840
			42,840
		Electronics: 0.5%
145,000	@@,C	Celestica, Inc., 7.625%, due 07/01/13	141,375
105,000	@@,C	Celestica, Inc., 7.875%, due 07/01/11	103,688
68,000	C	Sanmina-SCI Corp., 6.750%, due 03/01/13	63,750
135,000	C	Sanmina-SCI Corp., 8.125%, due 03/01/16	132,300
58,000	C	Viasystems, Inc., 10.500%, due 01/15/11	57,130
			498,243

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Engineering & Construction: 0.0%
$13,000	C	Ahern Rentals, Inc., 9.250%, due 08/15/13	$13,195
			13,195
		Entertainment: 4.0%
25,000	C	AMC Entertainment, Inc., 8.000%, due 03/01/14	23,031
67,000	C	AMC Entertainment, Inc., 9.875%, due 02/01/12	67,000
750,000	C	AMC Entertainment, Inc., 11.000%, due 02/01/16	806,250
635,000	C	American Casino and Entertainment, 7.850%, due 02/01/12	639,763
300,000	C	Marquee, Inc., 8.625%, due 08/15/12	309,750
852,000	C,S	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	858,390
310,000	#,C	Pokagon Gaming Authority, 10.375%, due 06/15/14	322,013
26,000	C	River Rock Entertainment Authority, 9.750%, due 11/01/11	27,495
662,000	C	Warner Music Group, 7.375%, due 04/15/14	645,450
			3,699,142
		Environmental Control: 1.6%
896,000	C,S	Allied Waste North America, Inc., 8.500%, due 12/01/08	931,840
350,000	C	Waste Services, Inc., 9.500%, due 04/15/14	355,250
225,000	#,C	WCA Waste Corp., 9.250%, due 06/15/14	228,375
			1,515,465
		Food: 1.5%
25,000	C	Ahold Finance USA, Inc., 8.250%, due 07/15/10	26,188
660,000	C	Albertson’s, Inc., 7.500%, due 02/15/11	655,426
28,000	C	Del Monte Corp., 8.625%, due 12/15/12	28,980
43,000		Smithfield Foods, Inc., 7.000%, due 08/01/11	41,818
150,000		Smithfield Foods, Inc., 7.750%, due 05/15/13	147,750
515,000	C	Stater Brothers Holdings, 8.125%, due 06/15/12	511,138
			1,411,300
		Forest Products & Paper: 3.5%
890,000	@@,C,S	Abitibi-Consolidated Finance LP, 7.875%, due 08/01/09	856,625
375,000	@@,C	Abitibi-Consolidated, Inc., 6.000%, due 06/20/13	305,625
405,000	C	Appleton Papers, Inc., 8.125%, due 06/15/11	411,075
520,000	@@,C	Domtar, Inc., 7.875%, due 10/15/11	491,400
23,000	@@,#,C	Fraser Papers, Inc., 8.750%, due 03/15/15	21,965
240,000	C	Georgia-Pacific Corp., 7.750%, due 11/15/29	220,800
$31,000	C	Neenah Paper, Inc., 7.375%, due 11/15/14	$28,675
300,000	C	NewPage Corp., 10.000%, due 05/01/12	312,000
415,000	C	NewPage Corp., 12.000%, due 05/01/13	431,600
290,000	@@,C	Tembec Industries, Inc., 7.750%, due 03/15/12	149,350
			3,229,115
		Gas: 0.7%
715,000	C	Colorado Interstate Gas Co., 5.950%, due 03/15/15	653,351
15,000	C	SEMCO Energy, Inc., 7.125%, due 05/15/08	14,968
17,000	C	SEMCO Energy, Inc., 7.750%, due 05/15/13	17,137
			685,456
		Healthcare-Products: 1.1%
40,000	C	Inverness Medical Innovations, Inc., 8.750%, due 02/15/12	39,000
970,000	C,S	VWR International, Inc., 8.000%, due 04/15/14	946,943
			985,943
		Healthcare-Services: 3.2%
400,000	C	Community Health Systems, Inc., 6.500%, due 12/15/12	381,500
490,000	C	DaVita, Inc., 7.250%, due 03/15/15	472,850
490,000	C	HCA, Inc., 6.375%, due 01/15/15	456,459
650,000	C	HCA, Inc., 7.875%, due 02/01/11	667,246
535,000	C	Psychiatric Solutions, Inc., 7.750%, due 07/15/15	526,306
240,000	C	Tenet Healthcare Corp., 6.375%, due 12/01/11	215,400
218,000	C	Tenet Healthcare Corp., 9.875%, due 07/01/14	219,090
			2,938,851
		Holding Companies-Diversified: 0.5%
510,000	C	Atlantic Broadband Finance, LLC, 9.375%, due 01/15/14	481,950
			481,950
		Home Builders: 1.8%
545,000	C	Standard-Pacific Corp., 6.500%, due 08/15/10	513,663
310,000	C	Stanley-Martin Communities, LLC, 9.750%, due 08/15/15	266,600
450,000	C	Technical Olympic USA, Inc., 9.000%, due 07/01/10	439,875
470,000	C	Technical Olympic USA, Inc., 10.375%, due 07/01/12	453,550
			1,673,688
		Home Furnishings: 0.4%
395,000	C	Norcraft Finance Corp., 9.000%, due 11/01/11	403,888
			403,888

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Household Products/Wares: 1.2%
$465,000	C	American Achievement Corp., 8.250%, due 04/01/12	$460,350
27,000	C	Gregg Appliances, Inc., 9.000%, due 02/01/13	25,043
103,000	C	Playtex Products, Inc., 8.000%, due 03/01/11	107,120
615,000	+,C	Visant Holding Corp., 3.200%, due 12/01/13	485,850
			1,078,363
		Iron/Steel: 0.0%
40,000	C	California Steel Industries, Inc., 6.125%, due 03/15/14	37,200
			37,200
		Leisure Time: 0.9%
369,000	@@,C	NCL Corp., 10.625%, due 07/15/14	364,388
40,000	@@	Royal Caribbean Cruises Ltd., 7.500%, due 10/15/27	38,561
314,000	@@	Royal Caribbean Cruises Ltd., 8.000%, due 05/15/10	329,856
92,000	@@	Royal Caribbean Cruises Ltd., 8.750%, due 02/02/11	99,364
			832,169
		Lodging: 3.2%
815,000	C,S	Aztar Corp., 7.875%, due 06/15/14	865,938
330,000	#,C	French Lick Resorts & Casino, LLC/French Lick Resorts & Casino Corp., 10.750%, due 04/15/14	317,625
52,000	@@,#,C	Grupo Posadas SA de CV, 8.750%, due 10/04/11	52,260
1,000,000	S	MGM Mirage, 6.284%, due 04/25/10	994,320
67,000	C	MGM Mirage, 6.625%, due 07/15/15	62,813
450,000	C	Station Casinos, Inc., 6.500%, due 02/01/14	420,750
260,000	C	Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 6.625%, due 12/01/14	246,350
			2,960,056
		Machinery-Construction & Mining: 0.2%
230,000	C	Terex Corp., 7.375%, due 01/15/14	230,000
			230,000
		Machinery-Diversified: 0.1%
27,000	C	Columbus McKinnon Corp., 8.875%, due 11/01/13	27,675
28,000	C	Manitowoc Co., 10.500%, due 08/01/12	30,520
			58,195
		Media: 13.3%
51,000	C	Allbritton Communications Co., 7.750%, due 12/15/12	50,745
$555,000	C	Cablevision Systems Corp., 8.000%, due 04/15/12	$550,144
25,000		Cablevision Systems Corp., 9.620%, due 04/01/09	26,625
540,000	C	CBD Media, Inc., 8.625%, due 06/01/11	540,000
705,000	C	CCH I, LLC, 11.000%, due 10/01/15	620,400
38,000	C	Charter Communications Holdings, LLC, 11.125%, due 01/15/11	23,750
605,000	C	Charter Communications Holdings, LLC/Charter Communications Holdings Capital Corp., 8.625%, due 04/01/09	468,875
298,000	+,C	Charter Communications Holdings, LLC/Charter Communications Holdings Capital Corp., 9.920%, due 04/01/11	177,310
857,000	#,C,S	Charter Communications Operating, LLC/Capital Corp., 8.000%, due 04/30/12	857,000
865,000	#,C,S	Charter Communications, Inc., 8.375%, due 04/30/14	870,406
203,000		CSC Holdings, Inc., 7.625%, due 04/01/11	204,015
405,000		CSC Holdings, Inc., 7.625%, due 07/15/18	402,975
1,350,000	S	CSC Holdings, Inc., 8.125%, due 07/15/09	1,380,375
672,000	C	Dex Media Finance/West, 9.875%, due 08/15/13	731,637
230,000	C	Dex Media, Inc., 8.000%, due 11/15/13	232,300
1,330,000	C,S	Echostar DBS Corp., 5.750%, due 10/01/08	1,303,400
845,000	+,C	Houghton Mifflin Co., 2.570%, due 10/15/13	701,350
390,000	C	Houghton Mifflin Co., 8.250%, due 02/01/11	396,825
590,000	#,C	Houghton Mifflin Co., 12.031%, due 05/15/11	575,250
495,000	+,C	Insight Communications Co., Inc., 12.250%, due 02/15/11	524,700
475,000	C	LIN Television Corp., 6.500%, due 05/15/13	435,813
275,000	#,C	Paxson Communications Corp., 11.757%, due 01/15/13	277,063
825,000	C,S	Primedia, Inc., 10.545%, due 05/15/10	846,656
230,000	C	Sinclair Broadcast Group, Inc., 8.000%, due 03/15/12	234,600
			12,432,214
		Metal Fabricate/Hardware: 0.7%
24,000	C	Autocam Corp., 10.875%, due 06/15/14	14,880
620,000	C	Trimas Corp., 9.875%, due 06/15/12	570,400
36,000	C	Valmont Industries, Inc., 6.875%, due 05/01/14	34,920

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Metal Fabricate/Hardware (continued)
$44,000	#,C	Wolverine Tube, Inc., 7.375%, due 08/01/08	$35,860
			656,060
		Mining: 0.1%
27,000	C	Century Aluminum Co., 7.500%, due 08/15/14	27,135
27,000	C	Southern Copper Corp., 7.500%, due 07/27/35	25,913
			53,048
		Miscellaneous Manufacturing: 0.1%
58,000	C	Park-Ohio Industries, Inc., 8.375%, due 11/15/14	51,330
			51,330
		Oil & Gas: 2.2%
45,000	C	El Paso Production Holding Co., 7.750%, due 06/01/13	45,563
120,000	C	Energy Partners Ltd., 8.750%, due 08/01/10	116,100
455,000	#,C	Hilcorp Energy I LP/Hilcorp Finance Co., 9.000%, due 06/01/16	460,688
501,000	C	Newfield Exploration Co., 6.625%, due 09/01/14	479,708
39,000	@@,C	Paramount Resources Ltd., 8.500%, due 01/31/13	39,585
99,000	C	Parker Drilling Co., 9.981%, due 09/01/10	101,475
113,000	@@,S	Petrobras International Finance Co., 9.125%, due 07/02/13	125,995
665,000	#,C	PetroHawk Energy Corp., 9.125%, due 07/15/13	665,000
23,000	C	Premcor Refining Group, Inc., 7.500%, due 06/15/15	23,778
			2,057,892
		Oil & Gas Services: 0.7%
120,000	C	Hanover Equipment Trust, 8.750%, due 09/01/11	124,200
505,000	#,C	RathGibson, Inc., 11.250%, due 02/15/14	522,675
			646,875
		Packaging & Containers: 0.8%
28,000	C	Constar International, Inc., 11.000%, due 12/01/12	21,140
410,000	C	Graham Packaging Co., Inc., 8.500%, due 10/15/12	403,850
260,000	C	Graphic Packaging International Corp., 8.500%, due 08/15/11	260,650
52,000	C	Owens Brockway Glass Container, Inc., 8.750%, due 11/15/12	54,405
			740,045
		Pharmaceuticals: 0.0%
14,000	@@,C	Elan Finance PLC/Elan Finance Corp., 7.750%, due 11/15/11	13,440
			13,440
		Pipelines: 1.4%
$260,000	C	El Paso Corp., 6.950%, due 12/15/07	$261,950
80,000	C	El Paso Natural Gas Co., 7.625%, due 08/01/10	81,800
128,000	C	Sonat, Inc., 7.625%, due 07/15/11	129,920
610,000	C	Southern Natural Gas Co., 8.000%, due 03/01/32	633,367
7,000	C	Southern Natural Gas Co., 8.875%, due 03/15/10	7,429
130,000	C	Transcontinental Gas Pipe LN, 7.250%, due 12/01/26	127,238
39,000	C	Williams Cos., Inc., 7.125%, due 09/01/11	39,195
			1,280,899
		Real Estate Investment Trust: 0.8%
610,000	C	Felcor Lodging LP, 9.570%, due 06/01/11	631,350
36,000	C	Host Marriott LP, 9.250%, due 10/01/07	37,305
54,000	C	iStar Financial, Inc., 6.500%, due 12/15/13	53,735
20,000	C	Ventas Realty LP/Ventas Capital Corp., 8.750%, due 05/01/09	21,100
			743,490
		Retail: 4.7%
150,000	#,C	Autonation, Inc., 7.507%, due 04/15/13	150,000
690,000	C	Bon-Ton Stores, Inc., 10.250%, due 03/15/14	643,425
34,000	C	Couche-Tard US LP/Couche-Tard Finance Corp., 7.500%, due 12/15/13	34,000
400,000	C	Dominos, Inc., 8.250%, due 07/01/11	417,000
135,000	C	General Nutrition Centers, Inc., 8.500%, due 12/01/10	131,288
745,000	C	General Nutrition Centers, Inc., 8.625%, due 01/15/11	749,656
650,000	C	GSC Holdings Corp., 8.000%, due 10/01/12	653,250
39,000	C	Landry’s Restaurants, Inc., 7.500%, due 12/15/14	35,978
955,000	#,C,S	Neiman-Marcus Group, Inc., 9.000%, due 10/15/15	1,002,750
400,000	#,C	NPC International, Inc., 9.500%, due 05/01/14	389,000
75,000	C	Pantry, Inc., 7.750%, due 02/15/14	74,625
63,000	C	PEP Boys-Manny Moe & Jack, 7.500%, due 12/15/14	55,125
			4,336,097
		Savings & Loans: 0.0%
34,000	C	Western Financial Bank, 9.625%, due 05/15/12	37,437
			37,437

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Semiconductors: 0.5%
$14,000	@@,C	MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 8.000%, due 12/15/14	$11,690
53,000	@@,C	STATS ChipPAC Ltd., 6.750%, due 11/15/11	49,688
433,000	@@,C	STATS ChipPAC Ltd., 7.500%, due 07/19/10	423,258
			484,636
		Software: 0.3%
320,000	#,C	Serena Software, Inc., 10.375%, due 03/15/16	322,400
			322,400
		Telecommunications: 13.7%
21,000	C	AirGate PCS, Inc., 9.257%, due 10/15/11	21,578
276,000	C	American Tower Corp., 7.125%, due 10/15/12	276,690
305,000	C	American Tower Corp., 7.250%, due 12/01/11	313,388
682,000	C	Centennial Cellular Communications Corp., 10.125%, due 06/15/13	721,215
340,000	C	Centennial Communications Corp., 10.000%, due 01/01/13	338,300
955,000	C,S	Cincinnati Bell, Inc., 8.375%, due 01/15/14	945,450
515,000	C	Citizens Communications Co., 9.000%, due 08/15/31	524,013
700,000	C	Citizens Communications Co., 9.250%, due 05/15/11	756,000
595,000	C	Dobson Cellular Systems, 9.875%, due 11/01/12	630,700
57,000	C	Dobson Communications Corp., 8.875%, due 10/01/13	56,288
137,000	C	Dobson Communications Corp., 9.757%, due 10/15/12	138,713
54,000	@@	Empresa Brasileira de Telecom SA, 11.000%, due 12/15/08	58,995
985,000	C,S	Insight Midwest LP/Insight Capital, Inc., 10.500%, due 11/01/10	1,031,788
625,000	@@,#,C	Intelsat Bermuda Ltd., 11.250%, due 06/15/16	643,750
1,770,000	@@,C,S	Intelsat Ltd., 5.250%, due 11/01/08	1,672,650
270,000	@@,C	Intelsat Ltd., 6.500%, due 11/01/13	206,550
795,000	@@,C	Intelsat Subsidiary Holding Co., Ltd., 8.625%, due 01/15/15	800,963
29,000	C	iPCS, Inc., 11.500%, due 05/01/12	32,480
166,000	C	LCI International, Inc., 7.250%, due 06/15/07	166,415
350,000	@@,#	Nordic Telephone Co. Holdings ApS, 8.875%, due 05/01/16	361,375
435,000	#,C	PanAmSat Corp., 9.000%, due 06/15/16	443,700
1,544,000	C,S	Qwest Capital Funding, Inc., 6.375%, due 07/15/08	1,528,560
$207,000	C	Qwest Capital Funding, Inc., 7.000%, due 08/03/09	$204,413
20,000	C	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	19,550
68,000	C	Qwest Communications International, Inc., 7.250%, due 02/15/11	66,300
155,000	C	Qwest Communications International, Inc., 7.500%, due 02/15/14	151,900
100,000		Qwest Corp., 8.579%, due 06/15/13	106,250
200,000	@@,C	Rogers Wireless, Inc., 7.250%, due 12/15/12	202,500
120,000	C	Rural Cellular Corp., 8.250%, due 03/15/12	123,750
103,000	C	Rural Cellular Corp., 9.875%, due 02/01/10	106,476
30,000	#,C	TTI Holding Corp., 10.000%, due 03/15/13	25,500
43,000	C	US Unwired, Inc., 9.160%, due 06/15/10	43,860
35,000	C	Valor Telecommunications Enterprises, LLC/Finance Corp., 7.750%, due 02/15/15	36,313
			12,756,373
		Textiles: 0.1%
45,000	C	Invista, 9.250%, due 05/01/12	47,475
			47,475
		Transportation: 0.3%
55,000	@@,C	CHC Helicopter Corp., 7.375%, due 05/01/14	53,075
78,000	@@,C	Grupo Transportacion Ferroviaria Mexicana SA DE CV, 9.375%, due 05/01/12	83,460
123,000	@@	Grupo Transportacion Ferroviaria Mexicana SA DE CV, 10.250%, due 06/15/07	127,305
			263,840
		Total Corporate Bonds/Notes (Cost $88,593,835)	87,274,109

Shares			Value

COMMON STOCK: 1.8%
		Closed-end Funds: 0.8%
109,500		ING Prime Rate Trust	767,595
			767,595
		Media: 0.9%
25,200	@	Comcast Corp.	825,048
			825,048
		Telecommunications: 0.1%
1,107	@	iPCS, Inc.	53,468
150	@,I	Jordan Tellecommunications	3,243
1,315	@@	NTL, Inc.	32,744
			89,455
		Total Common Stock (Cost $1,518,670)	1,682,098

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
PREFERRED STOCK: 0.1%
		Diversified Financial Services: 0.1%
2,545	C	AES Trust VII	$124,705
			124,705
		Media: 0.0%
214	C	ION Media Networks, Inc.	18,409
			18,409
		Total Preferred Stock (Cost $140,977)	143,114

WARRANTS: 0.1%
		Building Materials: 0.0%
195	#,I	Dayton Superior Corp.	2
			2
		Commercial Services: 0.0%
82	I	Travelcenters of America, Inc.	98
			98
		Media: 0.0%
48		XM Satellite Radio Holdings, Inc.	396
			396
		Telecommunications: 0.1%
176	#	American Tower Corp.	77,265
			77,265
		Total Warrants (Cost $59,547)	77,761
		Total Long-Term Investments (Cost $90,313,029)	89,177,082

Principal Amount			Value

SHORT-TERM INVESTMENTS: 5.0%
	Repurchase Agreement: 5.0%
$4,644,000	Goldman Sachs Repurchase Agreement dated 06/30/06, 5.230%, due 07/03/06, $4,646,024 to be received upon repurchase (Collateralized by $4,807,000 Federal Home Loan Mortgage Corporation, 5.250%, Market Value plus accrued interest $4,737,210 due 04/18/16)		4,644,000
	Total Short-Term Investments (Cost $4,644,000)		4,644,000

	Total Investments In Securities (Cost $94,957,029)*	100.6%	$93,821,082
	Other Assets and Liabilities-Net	(0.6)	(557,903)
	Net Assets	100.0%	$93,263,179

@            Non-income producing security

@@        Foreign Issuer

+              Step-up basis bonds. Interest rates shown reflect current coupon rates.

#              Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C             Bond may be called prior to maturity date.

S              Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.

I               Illiquid security

*              Cost for federal income tax purposes is $94,996,981.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$592,688
Gross Unrealized Depreciation	(1,768,587)
Net Unrealized Depreciation	$(1,175,899)

Information concerning open futures contracts at June 30, 2006 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)
US 2 Year NOTE SEP 06	89	$18,047,532	09/29/2006	$(68,584)
		$18,047,532		$(68,584)

Short Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)
US 5 Year TREASURY NOTE SEP 06	81	$(8,375,906)	09/29/2006	$52,119
		$(8,375,906)		$52,119

Information concerning the Credit Default Swap Agreements outstanding for the ING VP High Yield Portfolio at June 30, 2006, is shown below:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	Dow Jones CDX.NA.HY.5 Index	Buy	(3.95)%	12/20/2010	$3,298,000	$(11,215)
						$(11,215)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INTERNATIONAL VALUE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Country Allocation

as of June 30, 2006

(as a percent of net assets)

 *      Includes short-term investments related to repurchase agreement and securities lending collateral.

(1)     Includes four countries, which each represents < 1.0% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 97.6%
		Australia: 0.5%
102,171		BHP Billiton Ltd.	$2,209,844
			2,209,844
		Belgium: 1.2%
146,500	L	Fortis	4,987,878
			4,987,878
		Brazil: 4.1%
136,100		Banco Bradesco SA ADR	4,231,349
298,000		Cia Vale do Rio Doce ADR	6,132,840
82,300	L	Petroleo Brasileiro SA ADR	7,350,213
			17,714,402
		Canada: 0.8%
68,100		Petro - Canada	3,230,830
			3,230,830
		Developed Markets: 1.0%
66,433	L	iShares MSCI EAFE Index Fund	4,344,054
			4,344,054
		Finland: 3.8%
577,147		Nokia OYJ	11,700,350
211,900		UPM-Kymmene OYJ	4,553,225
			16,253,575
		France: 11.5%
91,390		AXA	2,958,075
118,900	L	BNP Paribas	11,369,724
202,400		Carrefour SA	11,854,602
71,176		Sanofi-Synthelabo SA	$6,934,712
44,388		Societe Generale	6,517,323
150,280		Total SA	9,872,169
			49,506,605
		Germany: 12.8%
25,644		Allianz AG	4,035,475
122,400		Commerzbank AG	4,432,018
719,358	L	Deutsche Lufthansa AG	13,250,532
360,900		Deutsche Telekom AG	5,792,213
107,100		EON AG	12,308,504
25,800	L	Henkel KGaA	2,945,549
232,623	@	SGL Carbon AG	4,649,941
90,451		Siemens AG	7,859,608
			55,273,840
		Greece: 0.6%
106,873		Alpha Bank AE	2,666,450
			2,666,450
		Hong Kong: 4.9%
235,500	L	China Mobile Hong Kong Ltd. ADR	6,737,655
1,493,500		CLP Holdings Ltd.	8,739,069
1,258,000		HongKong Electric Holdings	5,698,412
			21,175,136
		Ireland: 0.8%
372,600	@	RyanAir Holdings PLC	3,378,911
			3,378,911
		Italy: 4.5%
198,200		Banco Popolare di Verona e Novara Scrl	5,310,056
4,060,263	L	Terna S.p.A.	10,823,390
389,800		UniCredito Italiano S.p.A.	3,048,661
			19,182,107
		Japan: 19.0%
610,475	L	iShares MSCI Japan Index Fund	8,326,879
562,000		Kirin Brewery Co., Ltd.	8,840,952
31,600		Kyocera Corp.	2,450,946
270		Mitsubishi Tokyo Financial Group, Inc.	3,784,843
542,000		Mitsui Trust Holdings, Inc.	6,492,726
463,300		Nomura Holdings, Inc.	8,700,995
285,978		Ricoh Co., Ltd.	5,609,983
63,500		Sankyo Co., Ltd	4,030,580
228,200		Sekisui House Ltd.	3,131,489
350,000		Sumitomo Chemical Co., Ltd.	2,920,470
274,000		Sumitomo Electric Industries Ltd.	4,013,415
194,300		Takeda Chemical Industries Ltd.	12,094,713
214,200		Toyota Motor Corp.	11,195,010
			81,593,001
		Netherlands: 3.6%
254,383		Aegon NV	4,342,631
267,242		Heineken NV	11,323,167
			15,665,798
		Singapore: 1.3%
3,546,000		Singapore Telecommunications Ltd.	5,695,494
			5,695,494

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INTERNATIONAL VALUE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Sweden: 3.4%
450,000		Nordea AB	$5,365,792
477,300		Sandvik AB	5,554,169
671,300		TeliaSonera AB	3,807,558
			14,727,519
		Switzerland: 5.2%
10,789	@	Barry Callebaut AG	4,553,111
27,480		Nestle SA	8,615,271
23,800		Swiss Life Holding	5,569,693
54,690	L	Swiss Reinsurance	3,815,681
			22,553,756
		United Kingdom: 18.6%
216,300		Anglo American PLC	8,824,578
180,170		AstraZeneca PLC	10,833,868
883,887		BP PLC	10,248,475
230,800		GlaxoSmithKline PLC	6,440,985
339,001		HBOS PLC	5,883,057
413,200		HSBC Holdings PLC	7,270,349
1,735,083		Legal & General Group PLC	4,106,917
247,200		Royal Bank of Scotland Group PLC	8,114,369
379,257		Severn Trent PLC	8,200,053
4,819,758		Vodafone Group PLC	10,258,161
			80,180,812
		Total Common Stock (Cost $386,221,037)	420,340,012

RIGHT: 0.0%
		France: 0.0%
91,390		AXA SA, due 07/01/06	77,149
			77,149
		Total Right (Cost $ - )	77,149
		Total Long-Term Investments (Cost $386,221,037)	420,417,161

Principal Amount			Value

SHORT-TERM INVESTMENTS: 3.7%
	Repurchase Agreement: 3.7%
$15,802,000	Goldman Sachs Repurchase Agreement dated 06/30/06, 5.230%, due 07/03/06, $15,808,887 to be received upon repurchase (Collateralized by $15,994,000 Federal National Mortgage Association, 4.625% Market Value plus accrued interest $16,118,080, due 01/15/08)		15,802,000
	Total Repurchase Agreement (Cost $15,802,000)		15,802,000
	Securities Lending Collateralcc: 8.2%
35,315,109	The Bank of New York Institutional Cash Reserves Fund		35,315,109
	Total Securities Lending Collateral (Cost $35,315,109)		35,315,109
	Total Short-Term Investments (Cost $511,117,109)		$51,117,109
	Total Investments In Securities (Cost $437,338,146)*	109.5%	$471,534,270
	Other Assets and Liabilities-Net	(9.5)	(41,044,117)
	Net Assets	100.0%	$430,490,153

@            Non-income producing security

ADR       American Depositary Receipt

cc            Securities purchased with cash collateral for securities loaned.

L              Loaned security, a portion or all of the security is on loan at June 30, 2006.

*              Cost for federal income tax purposes is $437,444,545.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$39,707,000
Gross Unrealized Depreciation	(5,617,275)
Net Unrealized Appreciation	$34,089,725

Industry	Percentage of Net
AssetsAirlines	3.9%
Auto Manufacturers	2.6
Banks	18.5
Beverages	4.7
Chemicals	1.8
Diversified Financial Services	2.0
Electric	8.7
Electrical Components & Equipment	0.9
Electronics	0.6
Equity Fund	2.9
Food	5.8
Forest Products & Paper	1.1
Hand/Machine Tools	1.3
Home Builders	0.7
Household Products/Wares	0.7
Insurance	5.8
Leisure Time	0.9
Mining	4.0
Miscellaneous Manufacturing	1.8
Office/Business Equipment	1.3
Oil & Gas	7.1
Pharmaceuticals	8.4
Telecommunications	10.2
Water	1.9
Repurchase Agreement	3.7
Securities Lending Collateral	8.2
Other Assets and Liabilities, Net	(9.5)
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements

Investment Manager

ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.
P.O. Box 419368

Kansas City, Missouri 64141

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UVPTIS          (0606-082106)

ITEM 2.                             CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.                             AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.                             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.                             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.                             SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                             PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                             PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.                       CONTROLS AND PROCEDURES.

(a)                                  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)                                 There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                       EXHIBITS.

(a)(1)                  The Code of Ethics is not required for the semi-annual filing.

(a)(2)                  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)                  Not required for semi-annual filing.

(b)                               The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Products Trust

By	/s/	James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	August 30, 2006

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 30, 2006